UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Capital Appreciation Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov.
A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,163.70	$ 5.04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.13	$ 4.71

* Expenses are equal to the Fund’s annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
The Walt Disney Co.	3.3	1.1
QUALCOMM, Inc.	2.9	1.4
Motorola, Inc.	2.9	1.3
Morgan Stanley	2.9	0.0
Abercrombie & Fitch Co. Class A	2.3	0.2
Qwest Communications International, Inc.	2.1	0.1
Broadcom Corp. Class A	2.0	0.0
Advanced Micro Devices, Inc.	2.0	0.4
Schlumberger Ltd. (NY Shares)	2.0	0.1
American Tower Corp. Class A	1.8	0.8
	24.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	20.7	26.5
Industrials	18.7	7.5
Consumer Discretionary	17.6	20.1
Energy	9.2	8.9
Health Care	8.6	8.3

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 95.5%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 17.6%
Auto Components 1.3%
Goodyear Tire & Rubber Co. (a)(d)	2,208,400	$ 30,918
Johnson Controls, Inc.	953,400	77,750
		108,668
Diversified Consumer Services – 1.2%
Apollo Group, Inc. Class A (a)	757,200	41,373
Career Education Corp. (a)	1,064,600	39,252
Corinthian Colleges, Inc. (a)	1,164,200	17,335
ITT Educational Services, Inc. (a)	47,300	3,006
		100,966
Hotels, Restaurants & Leisure 2.8%
Ambassadors Group, Inc.	574,501	15,339
P.F. Chang’s China Bistro, Inc. (a)(d)	331,300	14,117
Starbucks Corp. (a)(d)	3,500,000	130,445
The Cheesecake Factory, Inc. (a)	126,300	3,986
Vail Resorts, Inc. (a)	195,000	7,332
Wynn Resorts Ltd. (a)(d)	793,500	60,393
		231,612
Household Durables – 1.2%
Ethan Allen Interiors, Inc.	94,800	4,256
Garmin Ltd.	236,600	20,433
Koninklijke Philips Electronics NV (NY Shares)	402,300	13,871
Whirlpool Corp.	652,400	58,553
		97,113
Leisure Equipment & Products – 0.2%
SCP Pool Corp.	380,631	17,783
Media – 5.2%
Carmike Cinemas, Inc.	229,700	5,676
Grupo Televisa SA de CV (CPO) sponsored ADR	1,615,600	34,251
Interpublic Group of Companies, Inc. (a)	94,700	907
Lamar Advertising Co. Class A (a)	652,500	35,881
McGraw Hill Companies, Inc.	674,700	37,554
Meredith Corp.	225,700	11,195
Regal Entertainment Group Class A	284,700	5,984
The McClatchy Co. Class A	94,600	4,276
The New York Times Co. Class A (d)	673,765	16,703
The Walt Disney Co. (d)	9,674,893	270,504
		422,931

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.2%
Family Dollar Stores, Inc.	592,000	$ 14,800
Specialty Retail – 4.4%
Abercrombie & Fitch Co. Class A	3,112,200	189,004
American Eagle Outfitters, Inc.	1,332,500	43,173
CarMax, Inc. (a)	112,100	3,958
Chico’s FAS, Inc. (a)	241,500	8,950
Cost Plus, Inc. (a)(e)	1,323,472	23,293
Guitar Center, Inc. (a)	127,800	6,871
Gymboree Corp. (a)	1,631,082	49,063
Urban Outfitters, Inc. (a)	1,154,700	26,789
Wet Seal, Inc. Class A (a)	943,900	5,427
		356,528
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc. (a)	226,600	15,264
Crocs, Inc. (d)	901,700	26,961
Deckers Outdoor Corp. (a)(d)(e)	791,600	33,793
Wolverine World Wide, Inc.	485,800	12,067
		88,085

TOTAL CONSUMER DISCRETIONARY		1,438,486

CONSUMER STAPLES 1.3%
Beverages – 0.3%
Hansen Natural Corp. (a)	179,096	23,186
Food Products 0.6%
Archer-Daniels Midland Co.	1,318,700	47,922
Household Products – 0.0%
Colgate-Palmolive Co.	94,600	5,593
Tobacco 0.4%
Reynolds American, Inc.	275,100	30,165

TOTAL CONSUMER STAPLES		106,866

ENERGY 9.2%
Energy Equipment & Services – 4.3%
BJ Services Co.	2,473,200	94,105
Grant Prideco, Inc. (a)	755,000	38,656
National Oilwell Varco, Inc. (a)	320,870	22,130
Pride International, Inc. (a)	755,500	26,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Schlumberger Ltd. (NY Shares)	2,351,400	$ 162,576
Weatherford International Ltd. (a)	94,600	5,007
		348,833
Oil, Gas & Consumable Fuels – 4.9%
Arch Coal, Inc.	960,800	91,266
Cameco Corp.	3,348,800	136,258
Occidental Petroleum Corp.	283,900	29,168
Peabody Energy Corp.	1,445,500	92,310
Valero Energy Corp.	828,100	53,611
		402,613

TOTAL ENERGY		751,446

FINANCIALS – 8.3%
Capital Markets 6.5%
E*TRADE Financial Corp. (a)	2,077,300	51,683
Janus Capital Group, Inc.	1,195,150	23,258
Jefferies Group, Inc.	227,700	15,131
Lehman Brothers Holdings, Inc. (d)	333,100	50,348
Merrill Lynch & Co., Inc.	1,718,800	131,076
Morgan Stanley	3,612,000	232,252
TD Ameritrade Holding Corp.	1,242,817	23,067
		526,815
Commercial Banks – 0.1%
Bank of America Corp.	189,300	9,450
Consumer Finance – 0.1%
Capital One Financial Corp.	142,000	12,303
Diversified Financial Services – 0.7%
Chicago Mercantile Exchange Holdings, Inc. Class A	94,800	43,418
Moody’s Corp.	236,700	14,678
		58,096
Insurance – 0.6%
Brown & Brown, Inc.	94,900	2,964
Prudential Financial, Inc.	124,800	9,751
RLI Corp.	160,800	7,976
The Chubb Corp.	189,300	9,757
Willis Group Holdings Ltd.	429,200	15,086
		45,534

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Real Estate 0.2%
CB Richard Ellis Group, Inc. Class A (a)	179,400	$ 15,767
Thrifts & Mortgage Finance – 0.1%
Clayton Holdings, Inc.	244,700	5,278

TOTAL FINANCIALS		673,243

HEALTH CARE – 8.6%
Biotechnology – 2.2%
Biogen Idec, Inc. (a)	2,687,500	120,534
Charles River Laboratories International, Inc. (a)	533,400	25,203
Cytogen Corp. (a)	248,400	805
Diversa Corp. (a)	28,400	299
Gilead Sciences, Inc. (a)	331,300	19,050
Origin Agritech Ltd. (a)	131,300	2,282
Pharmion Corp. (a)(d)	355,628	6,885
		175,058
Health Care Equipment & Supplies – 2.0%
Alcon, Inc.	379,000	38,548
Aspect Medical Systems, Inc. (a)	209,060	5,950
Cytyc Corp. (a)	1,586,310	41,006
Intuitive Surgical, Inc. (a)	284,300	36,106
Thermo Electron Corp. (a)	1,126,300	43,408
		165,018
Health Care Providers & Services – 2.6%
American Retirement Corp. (a)	926,800	23,541
Brookdale Senior Living, Inc.	551,400	20,975
Healthways, Inc. (a)	398,000	19,526
Omnicare, Inc.	378,900	21,487
UnitedHealth Group, Inc.	1,726,300	85,866
VCA Antech, Inc. (a)	1,103,500	34,308
Visicu, Inc.	131,100	3,120
Vital Images, Inc. (a)	157,769	5,274
		214,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – 1.8%
Allergan, Inc.	682,000	$ 70,055
Elan Corp. PLC sponsored ADR (a)(d)	5,414,600	79,649
		149,704

TOTAL HEALTH CARE		703,877

INDUSTRIALS – 18.7%
Aerospace & Defense – 0.1%
Rockwell Collins, Inc.	189,300	10,828
Airlines – 2.6%
AMR Corp. (a)(d)	3,405,500	83,912
Continental Airlines, Inc. Class B (a)(d)	1,812,900	47,208
Ryanair Holdings PLC sponsored ADR (a)	886,100	41,718
UAL Corp. (a)	724,000	26,071
US Airways Group, Inc. (a)	285,000	12,329
		211,238
Building Products 0.2%
Goodman Global, Inc.	669,700	13,260
Kingspan Group PLC (Ireland)	303,200	5,011
		18,271
Commercial Services & Supplies – 2.3%
Advisory Board Co. (a)	143,900	8,076
Allied Waste Industries, Inc. (a)	2,803,201	39,693
Corporate Executive Board Co.	236,900	25,379
Covanta Holding Corp. (a)	875,400	14,602
RPS Group PLC	851,900	3,076
Synagro Technologies, Inc.	181,425	871
Tetra Tech, Inc. (a)	420,690	8,174
Waste Management, Inc.	2,336,300	87,518
		187,389
Construction & Engineering – 2.0%
Empresas ICA Sociedad Controladora SA de CV sponsored
ADR (a)	490,425	18,342
Granite Construction, Inc.	572,493	26,541
McDermott International, Inc. (a)	1,319,900	80,250
Quanta Services, Inc. (a)	1,708,000	27,704
Shaw Group, Inc. (a)	276,000	8,446
		161,283

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Electrical Equipment – 2.8%
ABB Ltd. sponsored ADR	5,987,700	$ 85,145
Rockwell Automation, Inc.	1,988,000	144,050
		229,195
Machinery – 3.8%
Caterpillar, Inc.	776,760	58,832
Deere & Co. (d)	1,201,900	105,503
Flow International Corp. (a)(d)	1,450,872	19,616
Flowserve Corp. (a)	712,100	40,960
Pentair, Inc.	2,196,800	84,094
		309,005
Road & Rail 3.5%
Burlington Northern Santa Fe Corp.	1,016,000	80,802
Canadian National Railway Co.	749,000	33,584
Norfolk Southern Corp.	2,283,650	123,317
Union Pacific Corp.	568,300	51,835
		289,538
Trading Companies & Distributors – 1.4%
Fastenal Co.	475,200	22,244
Finning International, Inc.	845,200	30,467
Interline Brands, Inc. (a)	553,200	14,826
MSC Industrial Direct Co., Inc. Class A	284,200	14,739
WESCO International, Inc. (a)	393,302	29,498
		111,774

TOTAL INDUSTRIALS		1,528,521

INFORMATION TECHNOLOGY – 20.7%
Communications Equipment – 9.2%
Alcatel SA sponsored ADR (a)	4,765,000	68,711
CIENA Corp. (a)	3,338,700	13,655
CommScope, Inc. (a)(d)	2,023,900	66,890
Corning, Inc. (a)	2,084,000	57,581
Finisar Corp. (a)	4,171,100	19,604
JDS Uniphase Corp. (a)	3,992,700	13,935
Motorola, Inc.	10,935,300	233,469
Nortel Networks Corp. (a)	1,895,400	5,041
Oplink Communications, Inc. (a)	594,447	11,461
QUALCOMM, Inc.	4,651,100	238,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Sycamore Networks, Inc. (a)	4,646,000	$ 21,836
Tellabs, Inc. (a)	283,900	4,500
		755,470
Computers & Peripherals – 1.8%
Apple Computer, Inc. (a)	1,918,400	135,036
Diebold, Inc.	247,500	10,531
		145,567
Electronic Equipment & Instruments – 0.5%
Aeroflex, Inc. (a)	1,893,900	23,882
Vishay Intertechnology, Inc. (a)	972,800	15,195
		39,077
Internet Software & Services – 2.3%
Akamai Technologies, Inc. (a)	667,700	22,495
DealerTrack Holdings, Inc.	273,200	6,092
Equinix, Inc. (a)	369,000	24,317
Google, Inc. Class A (sub. vtg.) (a)	182,838	76,415
Homestore, Inc. (a)	4,606,099	28,281
iPass, Inc. (a)	872,400	7,258
RealNetworks, Inc. (a)	2,414,584	24,194
		189,052
IT Services – 1.1%
Electronic Data Systems Corp.	1,447,100	39,187
Paychex, Inc.	1,251,300	50,540
		89,727
Semiconductors & Semiconductor Equipment – 5.7%
Advanced Micro Devices, Inc. (a)	5,066,200	163,892
ATI Technologies, Inc. (a)	2,970,700	46,097
Atmel Corp. (a)	2,222,600	11,646
Broadcom Corp. Class A (a)	4,049,248	166,465
Ikanos Communications, Inc.	615,946	11,407
Integrated Device Technology, Inc. (a)	1,078,300	16,412
Marvell Technology Group Ltd. (a)	275,700	15,740
Omnivision Technologies, Inc. (a)	178,800	5,200
RF Micro Devices, Inc. (a)	94,600	880
Texas Instruments, Inc.	888,000	30,822
		468,561

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software 0.1%
Aspen Technology, Inc. (a)	391,600	$ 5,036

TOTAL INFORMATION TECHNOLOGY		1,692,490

MATERIALS 5.2%
Chemicals – 3.1%
Airgas, Inc.	1,160,700	46,950
Arch Chemicals, Inc.	182,000	5,362
Material Sciences Corp. (a)	2,400	25
Monsanto Co.	1,736,100	144,791
Syngenta AG sponsored ADR	2,066,300	57,402
		254,530
Metals & Mining – 2.0%
Allegheny Technologies, Inc.	1,800,100	124,819
Carpenter Technology Corp.	88,400	10,515
United States Steel Corp.	426,500	29,215
		164,549
Paper & Forest Products 0.1%
P.H. Glatfelter Co.	255,500	4,783

TOTAL MATERIALS		423,862

TELECOMMUNICATION SERVICES – 5.6%
Diversified Telecommunication Services – 2.2%
Cbeyond Communications, Inc.	212,548	4,198
Qwest Communications International, Inc. (a)	26,176,500	175,644
		179,842
Wireless Telecommunication Services – 3.4%
America Movil SA de CV Series L sponsored ADR	1,042,200	38,468
American Tower Corp. Class A (a)	4,373,400	149,308
Centennial Communications Corp. Class A	1,111,821	7,583
Dobson Communications Corp. Class A (a)	4,683,000	42,147
NII Holdings, Inc. (a)	700,400	41,954
		279,460

TOTAL TELECOMMUNICATION SERVICES		459,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 0.3%
Independent Power Producers & Energy Traders – 0.3%
Mirant Corp. (a)	758,500	$ 18,629
TOTAL COMMON STOCKS
(Cost $6,546,278)		7,796,722
Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(f)	15,100	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $227)		0
Money Market Funds 10.0%
Fidelity Cash Central Fund, 4.8% (b)	574,506,639	574,507
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	241,375,865	241,376
TOTAL MONEY MARKET FUNDS
(Cost $815,883)		815,883

TOTAL INVESTMENT PORTFOLIO – 105.5%
(Cost $7,362,388)		8,612,605

NET OTHER ASSETS – (5.5)%		(446,476)
NET ASSETS 100%		$ 8,166,129

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end. (e) Affiliated company

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$ 227

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 11,206
Fidelity Securities Lending Cash Central Fund	1,094
Total	$ 12,300

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Cost Plus, Inc.	$ —	$ 23,662	$ —	$ —	$ 23,293
Deckers Outdoor Corp.	—	28,935			33,793
Gymboree Corp.	5,260	29,020	1,016	—	—
Monster Worldwide,
Inc.	218,042	—	225,153	—	—
New York Mortgage
Trust, Inc.	7,975	—	7,471	196	—
Total	$ 231,277	$ 81,617	$ 233,640	$ 196	$ 57,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	87.4%
Canada	3.2%
Switzerland	2.2%
Netherlands Antilles	2.0%
Ireland	1.5%
Mexico	1.1%
Panama	1.0%
Others (individually less than 1%) .	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $235,809) See accompanying schedule:
Unaffiliated issuers (cost $6,493,908)	$ 7,739,636
Affiliated Central Funds (cost $815,883)	815,883
Other affiliated issuers (cost $52,597)	57,086
Total Investments (cost $7,362,388)		$ 8,612,605
Receivable for investments sold		25,908
Receivable for fund shares sold		12,795
Dividends receivable		1,232
Interest receivable		2,086
Prepaid expenses		20
Other affiliated receivables		35
Other receivables		576
Total assets		8,655,257

Liabilities
Payable for investments purchased	$ 234,612
Payable for fund shares redeemed	6,665
Accrued management fee	4,756
Other affiliated payables	1,564
Other payables and accrued expenses	155
Collateral on securities loaned, at value	241,376
Total liabilities		489,128

Net Assets		$ 8,166,129
Net Assets consist of:
Paid in capital		$ 6,550,824
Undistributed net investment income		10,656
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		354,423
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,250,226
Net Assets, for 293,652 shares outstanding		$ 8,166,129
Net Asset Value, offering price and redemption price per
share ($8,166,129 ÷ 293,652 shares)		$ 27.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends (including $196 received from other
affiliated issuers)		$ 31,263
Interest		578
Income from affiliated Central Funds		12,300
Total income		44,141

Expenses
Management fee
Basic fee	$ 21,551
Performance adjustment	5,239
Transfer agent fees	7,965
Accounting and security lending fees	587
Independent trustees’ compensation	15
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	122
Registration fees	155
Audit	52
Legal	31
Miscellaneous	33
Total expenses before reductions	35,757
Expense reductions	(2,361)	33,396

Net investment income (loss)		10,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	328,039
Other affiliated issuers	29,981
Foreign currency transactions	(284)
Futures contracts	7,164
Total net realized gain (loss)		364,900
Change in net unrealized appreciation (depreciation) on:
Investment securities	760,624
Assets and liabilities in foreign currencies	(3)
Futures contracts	1,508
Total change in net unrealized appreciation
(depreciation)		762,129
Net gain (loss)		1,127,029
Net increase (decrease) in net assets resulting from
operations		$ 1,137,774

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,745	$ (3,320)
Net realized gain (loss)	364,900	682,010
Change in net unrealized appreciation (depreciation) .	762,129	(103,351)
Net increase (decrease) in net assets resulting
from operations	1,137,774	575,339
Distributions to shareholders from net investment income .	—	(2,359)
Distributions to shareholders from net realized gain	(656,523)	(285,485)
Total distributions	(656,523)	(287,844)
Share transactions
Proceeds from sales of shares	1,100,035	2,301,286
Reinvestment of distributions	631,915	276,903
Cost of shares redeemed	(1,016,663)	(1,757,319)
Net increase (decrease) in net assets resulting from
share transactions	715,287	820,870
Total increase (decrease) in net assets	1,196,538	1,108,365

Net Assets
Beginning of period	6,969,591	5,861,226
End of period (including undistributed net investment
income of $10,656 and accumulated net investment
loss of $89, respectively)	$ 8,166,129	$ 6,969,591

Other Information
Shares
Sold	41,241	89,960
Issued in reinvestment of distributions	24,967	10,812
Redeemed	(38,380)	(68,970)
Net increase (decrease)	27,828	31,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 26.22	$ 25.05	$ 23.53	$ 16.28	$ 18.57	$ 25.82
Income from Investment
Operations
Net investment
income (loss)E	.04	(.01)F	(.03)	(.06)	(.07)	.04
Net realized and un
realized gain (loss)	4.01	2.40	1.58	7.31	(2.22)	(5.01)
Total from investment
operations	4.05	2.39	1.55	7.25	(2.29)	(4.97)
Distributions from net
investment income	—	(.01)	(.01)	—	—	(.15)
Distributions from net
realized gain	(2.46)	(1.21)	(.02)	—	—	(2.13)
Total distributions	(2.46)	(1.22)	(.03)	—	—	(2.28)
Net asset value,
end of period	$ 27.81	$ 26.22	$ 25.05	$ 23.53	$ 16.28	$ 18.57
Total ReturnB,C,D	16.37%	9.66%	6.60%	44.53%	(12.33)%	(20.86)%
Ratios to Average Net AssetsG
Expenses before
reductions	.94%A	.94%	.94%	.91%	1.07%	.94%
Expenses net of fee
waivers, if any	.94%A	.94%	.94%	.91%	1.07%	.94%
Expenses net of all
reductions	.88%A	.90%	.91%	.88%	1.03%	.91%
Net investment in
come (loss)	.28%A	(.05)%F	(.12)%	(.31)%	(.35)%	.17%
Supplemental Data
Net assets, end of
period (in millions)	$ 8,166	$ 6,970	$ 5,861	$ 3,943	$ 1,705	$ 2,118
Portfolio turnover
rate	198%A	109%	72%	54%	80%	120%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of

Semiannual Report

22

1. Significant Accounting Policies continued
Security Valuation continued

fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,349,471
Unrealized depreciation	(102,696)
Net unrealized appreciation (depreciation)	$ 1,246,775
Cost for federal income tax purposes	$ 7,365,830

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

24

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $7,655,012 and $6,945,207, respectively.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

26

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,094.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,216 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $3 and $142 respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CAF USAN-0606 1.784911.103

Fidelity® Disciplined Equity Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	19	Notes to the financial statements.
Board Approval of	25
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,108.10	$ 4.81
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.23	$ 4.61

* Expenses are equal to the Fund’s annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	4.5	3.3
Hewlett Packard Co.	2.5	1.2
JCPenney Co., Inc.	2.4	0.3
Citigroup, Inc.	2.4	0.4
Prudential Financial, Inc.	2.2	2.4
International Business Machines Corp.	2.1	2.0
MetLife, Inc.	2.1	2.4
Bank of America Corp.	2.1	2.1
Home Depot, Inc.	1.7	1.1
Goldman Sachs Group, Inc.	1.7	1.6
	23.7
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	23.0	21.5
Information Technology	13.5	16.8
Energy	12.2	11.0
Consumer Discretionary	11.2	8.9
Industrials	10.9	10.6

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.8%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 11.2%
Automobiles – 0.1%
Thor Industries, Inc.	150,000	$ 7,572
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	280,000	11,088
Jack in the Box, Inc. (a)	104,300	4,360
McDonald’s Corp.	1,075,000	37,163
Starbucks Corp. (a)	310,000	11,554
		64,165
Household Durables – 1.0%
Champion Enterprises, Inc. (a)	195,000	2,976
Toll Brothers, Inc. (a)	1,544,400	49,652
Whirlpool Corp.	150,000	13,463
		66,091
Media – 1.4%
McGraw Hill Companies, Inc.	300,000	16,698
Time Warner, Inc.	4,528,900	78,803
		95,501
Multiline Retail – 4.0%
JCPenney Co., Inc.	2,581,300	168,972
Nordstrom, Inc.	1,792,400	68,703
Target Corp.	750,000	39,825
		277,500
Specialty Retail – 3.4%
American Eagle Outfitters, Inc.	581,600	18,844
Dress Barn, Inc. (a)	1,586,400	40,120
Gymboree Corp. (a)	433,000	13,025
Home Depot, Inc.	3,033,600	121,132
Lowe’s Companies, Inc.	263,000	16,582
Payless ShoeSource, Inc. (a)	158,100	3,632
Sports Authority, Inc. (a)	186,900	6,945
The Men’s Wearhouse, Inc.	515,000	18,252
		238,532
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	423,400	13,981
Phillips Van Heusen Corp.	115,000	4,623
Timberland Co. Class A (a)	170,000	5,789
		24,393

TOTAL CONSUMER DISCRETIONARY		773,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES 7.3%
Beverages – 1.8%
Pepsi Bottling Group, Inc.	500,000	$ 16,050
PepsiCo, Inc.	1,085,800	63,237
The Coca-Cola Co.	1,045,300	43,861
		123,148
Food & Staples Retailing – 2.1%
Costco Wholesale Corp.	375,000	20,411
CVS Corp.	1,423,700	42,312
Kroger Co.	1,500,000	30,390
Longs Drug Stores Corp.	390,000	18,490
Performance Food Group Co. (a)	190,000	5,833
Safeway, Inc.	800,000	20,104
SUPERVALU, Inc.	400,000	11,604
		149,144
Food Products 2.1%
Archer-Daniels Midland Co.	3,100,000	112,654
General Mills, Inc.	600,000	29,604
Hormel Foods Corp.	150,000	5,034
		147,292
Household Products – 0.7%
Energizer Holdings, Inc. (a)	150,000	7,673
Procter & Gamble Co.	649,200	37,790
		45,463
Tobacco 0.6%
Altria Group, Inc.	350,000	25,606
Loews Corp. – Carolina Group	350,000	17,934
		43,540

TOTAL CONSUMER STAPLES		508,587

ENERGY 12.2%
Energy Equipment & Services – 1.4%
Baker Hughes, Inc.	720,700	58,254
Schlumberger Ltd. (NY Shares)	600,000	41,484
		99,738
Oil, Gas & Consumable Fuels – 10.8%
Amerada Hess Corp.	564,700	80,905
Chevron Corp. (d)	1,446,004	88,235
ConocoPhillips	1,697,268	113,547

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Exxon Mobil Corp.	4,961,900	$ 312,989
Marathon Oil Corp.	260,000	20,634
Occidental Petroleum Corp.	250,000	25,685
Sunoco, Inc.	250,000	20,260
Valero Energy Corp.	1,300,000	84,162
		746,417

TOTAL ENERGY		846,155

FINANCIALS – 23.0%
Capital Markets 7.4%
Affiliated Managers Group, Inc. (a)	100,000	10,130
Bear Stearns Companies, Inc.	259,100	36,924
Charles Schwab Corp.	320,000	5,728
Franklin Resources, Inc.	284,900	26,530
Goldman Sachs Group, Inc.	750,000	120,218
Legg Mason, Inc.	260,000	30,805
Lehman Brothers Holdings, Inc.	531,900	80,397
Merrill Lynch & Co., Inc.	1,440,200	109,830
Morgan Stanley	1,465,700	94,245
		514,807
Commercial Banks – 2.7%
Bank of America Corp.	2,868,300	143,186
KeyCorp	200,000	7,644
PNC Financial Services Group, Inc.	215,000	15,366
Wachovia Corp.	303,500	18,164
		184,360
Consumer Finance – 0.1%
AmeriCredit Corp. (a)	175,000	5,299
Diversified Financial Services – 4.1%
CIT Group, Inc.	250,000	13,503
Citigroup, Inc.	3,296,500	164,660
JPMorgan Chase & Co.	2,041,685	92,652
Moody’s Corp.	237,600	14,734
		285,549
Insurance – 7.4%
American International Group, Inc.	1,360,000	88,740
Assurant, Inc.	300,000	14,451
First American Corp., California	100,000	4,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Hartford Financial Services Group, Inc.	525,500	$ 48,309
Lincoln National Corp.	460,000	26,717
MetLife, Inc.	2,832,900	147,594
Principal Financial Group, Inc.	257,800	13,228
Prudential Financial, Inc.	1,941,400	151,682
The Chubb Corp.	373,200	19,235
		514,216
Real Estate 0.3%
CB Richard Ellis Group, Inc. Class A (a)	230,000	20,215
Thrifts & Mortgage Finance – 1.0%
FirstFed Financial Corp., Delaware (a)	160,000	10,062
Golden West Financial Corp., Delaware	260,600	18,729
Washington Mutual, Inc.	852,084	38,395
		67,186

TOTAL FINANCIALS		1,591,632

HEALTH CARE – 10.0%
Biotechnology – 1.7%
Amgen, Inc. (a)	1,200,000	81,240
Genentech, Inc. (a)	485,000	38,659
		119,899
Health Care Equipment & Supplies – 0.2%
Waters Corp. (a)	330,000	14,956
Health Care Providers & Services – 5.8%
Aetna, Inc.	2,274,600	87,572
AmerisourceBergen Corp.	750,000	32,363
CIGNA Corp.	475,000	50,825
Coventry Health Care, Inc. (a)	511,500	25,406
Humana, Inc. (a)	520,200	23,503
Magellan Health Services, Inc. (a)	122,000	4,959
McKesson Corp.	330,000	16,035
Quest Diagnostics, Inc.	140,000	7,802
Sierra Health Services, Inc. (a)	100,000	3,921
UnitedHealth Group, Inc.	1,564,600	77,823
WellPoint, Inc. (a)	956,000	67,876
		398,085
Pharmaceuticals – 2.3%
Johnson & Johnson	292,900	17,167

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
King Pharmaceuticals, Inc. (a)	1,375,000	$ 23,911
Merck & Co., Inc.	686,600	23,633
Pfizer, Inc.	1,683,200	42,635
Wyeth	1,094,700	53,279
		160,625

TOTAL HEALTH CARE		693,565

INDUSTRIALS – 10.9%
Aerospace & Defense – 3.6%
General Dynamics Corp.	360,000	23,623
Lockheed Martin Corp.	500,000	37,950
Northrop Grumman Corp.	391,800	26,211
Precision Castparts Corp.	240,000	15,115
Raytheon Co.	636,700	28,187
Rockwell Collins, Inc.	139,600	7,985
The Boeing Co.	1,038,300	86,646
United Technologies Corp.	425,000	26,694
		252,411
Commercial Services & Supplies – 0.3%
FTI Consulting, Inc. (a)	364,400	10,473
Labor Ready, Inc. (a)	380,500	10,057
		20,530
Construction & Engineering – 0.3%
McDermott International, Inc. (a)	300,000	18,240
Electrical Equipment – 0.1%
Lamson & Sessions Co. (a)(d)	317,580	7,987
Industrial Conglomerates – 1.6%
General Electric Co.	3,267,100	113,009
Machinery – 2.2%
Caterpillar, Inc.	536,000	40,597
Cummins, Inc.	80,000	8,360
Illinois Tool Works, Inc.	400,000	41,080
Ingersoll-Rand Co. Ltd. Class A	785,200	34,353
JLG Industries, Inc.	400,000	11,472
PACCAR, Inc.	225,000	16,184
		152,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Road & Rail 2.6%
Burlington Northern Santa Fe Corp.	490,800	$ 39,033
Con-way, Inc.	66,600	3,711
CSX Corp.	1,673,300	114,604
Norfolk Southern Corp.	422,000	22,788
		180,136
Trading Companies & Distributors – 0.2%
WESCO International, Inc. (a)	150,000	11,250

TOTAL INDUSTRIALS		755,609

INFORMATION TECHNOLOGY – 13.5%
Communications Equipment – 2.4%
Corning, Inc. (a)	326,000	9,007
Harris Corp.	540,000	25,148
Motorola, Inc.	3,790,400	80,925
QUALCOMM, Inc.	1,000,000	51,340
		166,420
Computers & Peripherals – 6.2%
Apple Computer, Inc. (a)	1,361,700	95,850
Hewlett-Packard Co.	5,250,000	170,468
International Business Machines Corp.	1,805,700	148,681
Komag, Inc. (a)	300,000	12,612
		427,611
Electronic Equipment & Instruments – 0.1%
Arrow Electronics, Inc. (a)	178,300	6,454
IT Services – 0.3%
Ceridian Corp. (a)	120,000	2,908
Electronic Data Systems Corp.	800,000	21,664
		24,572
Semiconductors & Semiconductor Equipment – 3.6%
Applied Materials, Inc.	1,500,000	26,925
Freescale Semiconductor, Inc. Class B (a)	488,300	15,464
Lam Research Corp. (a)	698,000	34,118
National Semiconductor Corp.	2,311,200	69,290
Texas Instruments, Inc.	3,036,000	105,380
		251,177
Software 0.9%
BMC Software, Inc. (a)	500,000	10,770

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Lawson Software, Inc. (a)(d)	724,300	$ 5,563
Microsoft Corp.	1,837,900	44,385
		60,718

TOTAL INFORMATION TECHNOLOGY		936,952

MATERIALS 3.5%
Chemicals – 0.1%
A. Schulman, Inc.	154,000	3,687
H.B. Fuller Co.	90,000	4,707
		8,394
Metals & Mining – 3.4%
Carpenter Technology Corp.	53,700	6,388
Commercial Metals Co.	561,800	30,562
Nucor Corp.	725,400	78,938
Phelps Dodge Corp.	1,074,400	92,603
Quanex Corp.	210,000	8,980
Reliance Steel & Aluminum Co.	160,000	14,232
		231,703

TOTAL MATERIALS		240,097

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	3,711,000	97,265
BellSouth Corp.	1,950,000	65,871
Qwest Communications International, Inc. (a)	2,500,000	16,775
		179,911
Wireless Telecommunication Services – 0.4%
Sprint Nextel Corp.	1,215,000	30,132

TOTAL TELECOMMUNICATION SERVICES		210,043

UTILITIES – 2.2%
Electric Utilities – 0.3%
Edison International	369,400	14,927
FirstEnergy Corp.	125,000	6,339
		21,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Independent Power Producers & Energy Traders – 1.3%
TXU Corp.	1,712,200	$ 84,976
Multi-Utilities – 0.6%
Duke Energy Corp.	716,300	20,859
PG&E Corp.	130,000	5,179
Sempra Energy	372,800	17,156
		43,194

TOTAL UTILITIES		149,436

TOTAL COMMON STOCKS
(Cost $5,465,726)		6,705,830

U.S. Treasury Obligations 0.1%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.54% to
4.6% 6/8/06 to 7/6/06 (e)
(Cost $6,948)	$ 7,000	6,949

Money Market Funds 5.5%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	357,596,755	357,597
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	22,285,450	22,285
TOTAL MONEY MARKET FUNDS
(Cost $379,882)		379,882

TOTAL INVESTMENT PORTFOLIO 102.4%
(Cost $5,852,556)		7,092,661

NET OTHER ASSETS – (2.4)%		(168,299)
NET ASSETS 100%		$ 6,924,362

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased
Equity Index Contracts
158 S&P 500 Index Contracts	June 2006	$ 51,978	$ 866

The face value of futures purchased as a percentage of net assets – 0.8%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $6,949,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 3,833
Fidelity Securities Lending Cash Central Fund	56
Total	$ 3,889

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $70,866,000 of which $47,095,000 and $23,771,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $21,522) See accompanying schedule:
Unaffiliated issuers (cost $5,472,674)	$ 6,712,779
Affiliated Central Funds (cost $379,882)	379,882
Total Investments (cost $5,852,556)		$ 7,092,661
Receivable for investments sold		366,250
Receivable for fund shares sold		11,493
Dividends receivable		4,447
Interest receivable		1,191
Receivable for daily variation on futures contracts		32
Prepaid expenses		17
Other receivables		50
Total assets		7,476,141

Liabilities
Payable for investments purchased	$ 521,446
Payable for fund shares redeemed	2,678
Accrued management fee	3,899
Other affiliated payables	1,366
Other payables and accrued expenses	105
Collateral on securities loaned, at value	22,285
Total liabilities		551,779

Net Assets		$ 6,924,362
Net Assets consist of:
Paid in capital		$ 5,575,024
Undistributed net investment income		8,584
Accumulated undistributed net realized gain (loss) on
investments		99,783
Net unrealized appreciation (depreciation) on
investments		1,240,971
Net Assets, for 235,478 shares outstanding		$ 6,924,362
Net Asset Value, offering price and redemption price per
share ($6,924,362 ÷ 235,478 shares)		$ 29.41

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 50,096
Interest		65
Income from affiliated Central Funds		3,889
Total income		54,050

Expenses
Management fee
Basic fee	$ 18,124
Performance adjustment	3,434
Transfer agent fees	6,994
Accounting and security lending fees	553
Independent trustees’ compensation	13
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	53
Registration fees	79
Audit	45
Legal	26
Miscellaneous	27
Total expenses before reductions	29,351
Expense reductions	(250)	29,101

Net investment income (loss)		24,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	174,126
Futures contracts	1,331
Total net realized gain (loss)		175,457
Change in net unrealized appreciation (depreciation) on:
Investment securities	438,301
Futures contracts	2,065
Total change in net unrealized appreciation
(depreciation)		440,366
Net gain (loss)		615,823
Net increase (decrease) in net assets resulting from
operations		$ 640,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,949	$ 42,091
Net realized gain (loss)	175,457	440,256
Change in net unrealized appreciation (depreciation) .	440,366	215,352
Net increase (decrease) in net assets resulting
from operations	640,772	697,699
Distributions to shareholders from net investment income .	(39,181)	(34,684)
Share transactions
Proceeds from sales of shares	730,458	1,140,712
Reinvestment of distributions	38,498	34,006
Cost of shares redeemed	(291,094)	(459,923)
Net increase (decrease) in net assets resulting from
share transactions	477,862	714,795
Total increase (decrease) in net assets	1,079,453	1,377,810

Net Assets
Beginning of period	5,844,909	4,467,099
End of period (including undistributed net investment
income of $8,584 and undistributed net investment
income of $22,960, respectively)	$ 6,924,362	$ 5,844,909

Other Information
Shares
Sold	25,519	44,473
Issued in reinvestment of distributions	1,366	1,371
Redeemed	(10,257)	(17,831)
Net increase (decrease)	16,628	28,013

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 26.71	$ 23.41	$ 21.78	$ 18.41	$ 20.56	$ 31.14
Income from
Investment
Operations
Net investment
income (loss)D	.11	.20E	.12	.10	.03	.10
Net realized and
unrealized
gain (loss)	2.77	3.28	1.62	3.30	(2.13)	(6.95)
Total from
investment
operations	2.88	3.48	1.74	3.40	(2.10)	(6.85)
Distributions from
net investment
income	(.18)	(.18)	(.11)	(.03)	(.05)	(.16)
Distributions from
net realized gain	—	—	—	—		(3.57)
Total distributions	(.18)	(.18)	(.11)	(.03)	(.05)	(3.73)
Net asset value,
end of period .	$ 29.41	$ 26.71	$ 23.41	$ 21.78	$ 18.41	$ 20.56
Total ReturnB,C	10.81%	14.92%	8.03%	18.50%	(10.25)%	(24.70)%
Ratios to Average Net AssetsF
Expenses before
reductions	.92%A	.89%	.89%	.92%	1.01%	.85%
Expenses net of
fee waivers,
if any	.92%A	.89%	.89%	.92%	1.01%	.85%
Expenses net of
all reductions	.91%A	.87%	.88%	.90%	1.00%	.84%
Net investment
income (loss)	.78%A	.79% E	.51%	.50%	.16%	.42%
Supplemental Data
Net assets, end
of period
(in millions)	$ 6,924	$ 5,845	$ 4,467	$ 3,720	$ 2,777	$ 2,792
Portfolio turnover
rate	56%A	80%	42%	64%	68%	101%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

20

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,403,417
Unrealized depreciation	(163,759)
Net unrealized appreciation (depreciation)	$ 1,239,658
Cost for federal income tax purposes	$ 5,853,003

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Futures Contracts continued

the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $2,112,384 and $1,751,022, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $56.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $69 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $180, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 17% and 13%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the fund.

Semiannual Report

24

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

26

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

27 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Semiannual Report 28

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

29 Semiannual Report

29

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FDE-USAN-0606 1.784913.103

Fidelity® Focused Stock Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	10	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	14	Notes to the financial statements.
Board Approval of	20
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,099.50	$ 5.21
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,019.84	$ 5.01

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Hewlett Packard Co.	4.9	2.1
MetLife, Inc.	4.4	4.3
Kroger Co.	4.3	3.9
Valero Energy Corp.	4.2	4.0
Prudential Financial, Inc.	4.2	0.0
Fidelity National Financial, Inc.	4.2	0.0
JCPenney Co., Inc.	4.1	0.0
Radian Group, Inc.	4.1	3.9
Tesoro Corp.	3.9	3.6
AMR Corp.	3.8	0.0
	42.1
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.1	22.3
Information Technology	18.6	11.3
Energy	11.7	11.4
Industrials	10.9	8.6
Consumer Staples	9.2	9.0

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 8.4%
Hotels, Restaurants & Leisure 0.7%
Domino’s Pizza, Inc.	11,100	$ 292,263
McDonald’s Corp.	11,700	404,469
		696,732
Multiline Retail – 6.6%
JCPenney Co., Inc.	67,100	4,392,366
Nordstrom, Inc.	70,800	2,713,764
		7,106,130
Specialty Retail – 1.1%
The Men’s Wearhouse, Inc.	26,100	924,984
The Pantry, Inc. (a)	4,500	297,855
		1,222,839

TOTAL CONSUMER DISCRETIONARY		9,025,701

CONSUMER STAPLES 9.2%
Food & Staples Retailing – 6.0%
BJ’s Wholesale Club, Inc. (a)	30,700	940,034
Kroger Co.	228,500	4,629,410
Safeway, Inc.	35,400	889,602
		6,459,046
Food Products 3.2%
General Mills, Inc.	68,200	3,364,988

TOTAL CONSUMER STAPLES		9,824,034

ENERGY 11.7%
Oil, Gas & Consumable Fuels – 11.7%
Exxon Mobil Corp.	22,700	1,431,916
Frontier Oil Corp.	19,400	1,174,282
Sunoco, Inc.	15,780	1,278,811
Tesoro Corp.	59,390	4,152,549
Valero Energy Corp.	69,300	4,486,482
		12,524,040

FINANCIALS – 21.1%
Insurance – 17.0%
ACE Ltd.	15,600	866,424
American Equity Investment Life Holding Co.	17,300	234,588
Assurant, Inc.	6,300	303,471
Fidelity National Financial, Inc.	106,100	4,454,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
MetLife, Inc.	91,230	$ 4,753,083
Prudential Financial, Inc.	57,300	4,476,849
SAFECO Corp.	200	10,380
W.R. Berkley Corp.	84,500	3,161,990
		18,260,863
Thrifts & Mortgage Finance – 4.1%
Radian Group, Inc.	69,800	4,377,856

TOTAL FINANCIALS		22,638,719

HEALTH CARE – 8.6%
Health Care Providers & Services – 8.6%
Aetna, Inc.	98,700	3,799,950
Humana, Inc. (a)	37,000	1,671,660
Sierra Health Services, Inc. (a)	16,100	631,281
UnitedHealth Group, Inc.	63,004	3,133,819
		9,236,710

INDUSTRIALS – 10.9%
Aerospace & Defense – 0.9%
AAR Corp. (a)	37,300	995,164
Air Freight & Logistics – 1.0%
Hub Group, Inc. Class A (a)	21,956	1,079,577
Airlines – 6.1%
AMR Corp. (a)(d)	165,000	4,065,600
Continental Airlines, Inc. Class B (a)	95,600	2,489,424
		6,555,024
Industrial Conglomerates – 1.2%
General Electric Co.	36,400	1,259,076
Machinery – 0.7%
Ingersoll-Rand Co. Ltd. Class A	18,400	805,000
Trading Companies & Distributors – 1.0%
WESCO International, Inc. (a)	14,000	1,050,000

TOTAL INDUSTRIALS		11,743,841

INFORMATION TECHNOLOGY – 18.6%
Computers & Peripherals – 11.0%
Apple Computer, Inc. (a)	25,800	1,816,062
Hewlett-Packard Co.	160,700	5,217,928

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Komag, Inc. (a)	24,000	$ 1,008,960
Seagate Technology	38,900	1,033,184
Western Digital Corp. (a)	131,170	2,759,817
		11,835,951
Internet Software & Services – 1.0%
RealNetworks, Inc. (a)	101,600	1,018,032
Semiconductors & Semiconductor Equipment – 5.3%
Conexant Systems, Inc. (a)(d)	530,400	1,877,616
Lam Research Corp. (a)	25,600	1,251,328
NVIDIA Corp. (a)	88,600	2,588,892
		5,717,836
Software 1.3%
Informatica Corp. (a)(d)	90,700	1,394,059

TOTAL INFORMATION TECHNOLOGY		19,965,878

MATERIALS 4.0%
Metals & Mining – 4.0%
Nucor Corp.	3,900	424,398
United States Steel Corp.	55,700	3,815,450
		4,239,848

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 0.7%
Qwest Communications International, Inc. (a)	120,100	805,871
Wireless Telecommunication Services – 1.7%
Sprint Nextel Corp.	50,569	1,254,111
Syniverse Holdings, Inc. (a)	30,200	534,842
		1,788,953

TOTAL TELECOMMUNICATION SERVICES		2,594,824

UTILITIES – 3.7%
Independent Power Producers & Energy Traders – 3.7%
TXU Corp.	79,540	3,947,570
TOTAL COMMON STOCKS
(Cost $97,086,234)		105,741,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Money Market Funds 7.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	1,706,383	$ 1,706,383
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	6,713,500	6,713,500
TOTAL MONEY MARKET FUNDS
(Cost $8,419,883)		8,419,883
TOTAL INVESTMENT PORTFOLIO 106.5%
(Cost $105,506,117)		114,161,048

NET OTHER ASSETS – (6.5)%		(6,923,780)
NET ASSETS 100%		$ 107,237,268

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 78,826
Fidelity Securities Lending Cash Central Fund	1,414
Total	$ 80,240

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $12,142,008 of which $7,919,335 and $4,222,673 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $6,267,596) See accompanying
schedule:
Unaffiliated issuers (cost $97,086,234)	$ 105,741,165
Affiliated Central Funds (cost $8,419,883)	8,419,883
Total Investments (cost $105,506,117)		$ 114,161,048
Receivable for investments sold		2,094,076
Receivable for fund shares sold		131,518
Dividends receivable		40,616
Interest receivable		4,372
Prepaid expenses		266
Receivable from investment adviser for expense
reductions		4,774
Other receivables		8,113
Total assets		116,444,783

Liabilities
Payable for investments purchased	$ 1,684,568
Payable for fund shares redeemed	695,052
Accrued management fee	62,691
Other affiliated payables	30,020
Other payables and accrued expenses	21,684
Collateral on securities loaned, at value	6,713,500
Total liabilities		9,207,515

Net Assets		$ 107,237,268
Net Assets consist of:
Paid in capital		$ 100,243,809
Distributions in excess of net investment income		(121,767)
Accumulated undistributed net realized gain (loss) on
investments		(1,539,705)
Net unrealized appreciation (depreciation) on
investments		8,654,931
Net Assets, for 8,607,043 shares outstanding		$ 107,237,268
Net Asset Value, offering price and redemption price per
share ($107,237,268 ÷ 8,607,043 shares)		$ 12.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 687,859
Interest		3,859
Income from affiliated Central Funds		80,240
Total income		771,958

Expenses
Management fee
Basic fee	$ 357,806
Performance adjustment	55,678
Transfer agent fees	170,203
Accounting and security lending fees	23,700
Independent trustees’ compensation	251
Custodian fees and expenses	5,876
Registration fees	20,805
Audit	23,454
Legal	493
Miscellaneous	487
Total expenses before reductions	658,753
Expense reductions	(47,699)	611,054

Net investment income (loss)		160,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,492,848
Futures contracts	153,695
Total net realized gain (loss)		10,646,543
Change in net unrealized appreciation (depreciation) on:
Investment securities	528,443
Futures contracts	(35,815)
Total change in net unrealized appreciation
(depreciation)		492,628
Net gain (loss)		11,139,171
Net increase (decrease) in net assets resulting from
operations		$ 11,300,075

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,904	$ 288,186
Net realized gain (loss)	10,646,543	6,995,947
Change in net unrealized appreciation (depreciation) .	492,628	5,083,659
Net increase (decrease) in net assets resulting
from operations	11,300,075	12,367,792
Distributions to shareholders from net investment income .	(442,449)	(128,489)
Share transactions
Proceeds from sales of shares	54,099,964	97,160,584
Reinvestment of distributions	418,321	122,574
Cost of shares redeemed	(68,399,334)	(38,158,401)
Net increase (decrease) in net assets resulting from
share transactions	(13,881,049)	59,124,757
Redemption fees	5,652	17,708
Total increase (decrease) in net assets	(3,017,771)	71,381,768

Net Assets
Beginning of period	110,255,039	38,873,271
End of period (including distributions in excess of net
investment income of $121,767 and undistributed
net investment income of $159,778, respectively)	$ 107,237,268	$ 110,255,039

Other Information
Shares
Sold	4,513,826	8,970,777
Issued in reinvestment of distributions	35,006	12,482
Redeemed	(5,639,911)	(3,538,668)
Net increase (decrease)	(1,091,079)	5,444,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Financial Highlights
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.37	$ 9.14	$ 8.29	$ 7.26	$ 10.54	$ 15.92
Income from Investment
Operations
Net investment in
come (loss)D	.02	.04E	—G	.02	(.07)	.01
Net realized and un
realized gain (loss)	1.11	2.22	.87	1.01	(3.21)	(4.12)
Total from investment
operations	1.13	2.26	.87	1.03	(3.28)	(4.11)
Distributions from net
investment income .	(.04)	(.03)	(.02)	—	—	(.02)
Distributions from net
realized gain	—	—	—	—	—	(1.25)
Total distributions	(.04)	(.03)	(.02)	—	—	(1.27)
Redemption fees added
to paid in capitalD,G .	—	—	—	—	—	—
Net asset value, end of
period	$ 12.46	$ 11.37	$ 9.14	$ 8.29	$ 7.26	$ 10.54
Total ReturnB,C	9.95%	24.78%	10.51%	14.19%	(31.12)%	(27.74)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.05%A	1.01%	1.07%	1.08%	1.33%	1.26%
Expenses net of fee
waivers, if any	1.00%A	1.01%	1.07%	1.08%	1.33%	1.26%
Expenses net of all
reductions	.97%A	.98%	1.02%	1.03%	1.20%	1.22%
Net investment in
come (loss)	.26%A	.40E	.01%	.20%	(.71)%	.09%
Supplemental Data
Net assets, end of
period (000
omitted)	$107,237	$110,255	$38,873	$33,581	$33,214	$49,135
Portfolio turnover rate	201%A	158%	201%	199%	256%	309%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects an in kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .24%.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused Stock Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds.

Semiannual Report

14

1. Significant Accounting Policies continued
Security Valuation continued

Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

15 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,363,924
Unrealized depreciation	(2,750,135)
Net unrealized appreciation (depreciation)	$ 8,613,789
Cost for federal income tax purposes	$ 105,547,259

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may

Semiannual Report

16

2. Operating Policies continued

Futures Contracts continued

arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $120,312,768 and $129,154,706, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,293 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $188 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,414.

Semiannual Report

18

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $28,026.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $18,745 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $928.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

20

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

21 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 22

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

23 Semiannual Report

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TQG USAN-0606 1.784914.103

Fidelity® Small Cap Independence Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	26
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,187.00	$ 4.45
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.73	$ 4.11

* Expenses are equal to the Fund’s annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Medicis Pharmaceutical Corp. Class A	1.8	0.0
RSA Security, Inc.	1.7	0.0
The Restaurant Group PLC	1.6	0.0
Allegheny Technologies, Inc.	1.5	0.0
Pier 1 Imports, Inc.	1.5	0.0
Fourlis Holdings SA	1.5	0.0
Maverick Tube Corp.	1.5	0.0
NETeller PLC	1.4	0.0
SolarWorld AG	1.4	0.0
Hydril Co.	1.3	0.0
	15.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	22.9	11.8
Consumer Discretionary	19.8	16.6
Energy	14.4	12.6
Industrials	13.6	11.8
Health Care	11.5	19.4

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.3%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 19.8%
Auto Components 0.5%
Gentex Corp.	879,900	$ 12,899
Noble International Ltd.	1	0
		12,899
Distributors – 1.6%
Keystone Automotive Industries, Inc. (a)	656,100	27,097
Prestige Brands Holdings, Inc. (a)	1,038,200	12,697
		39,794
Hotels, Restaurants & Leisure 4.6%
BJ’s Restaurants, Inc. (a)	411,200	10,827
Chipotle Mexican Grill, Inc. Class A	1,400	73
Gaming Partners International Corp.	153,205	2,559
Isle of Capri Casinos, Inc. (a)	516,900	16,127
P.F. Chang’s China Bistro, Inc. (a)(d)	212,600	9,059
Pinnacle Entertainment, Inc. (a)	764,800	20,879
St. Marc Holdings Co. Ltd.	159,600	11,002
The Restaurant Group PLC (e)	10,181,822	40,295
Vail Resorts, Inc. (a)	147,410	5,543
WMS Industries, Inc. (a)	42,300	1,322
		117,686
Household Durables – 2.4%
Fourlis Holdings SA	2,476,760	38,435
Ryland Group, Inc.	192,300	12,136
Standard Pacific Corp.	381,300	12,091
		62,662
Internet & Catalog Retail 0.7%
NutriSystem, Inc. (a)(d)	270,800	18,376
Leisure Equipment & Products – 0.4%
MarineMax, Inc. (a)	321,800	10,542
Media – 3.6%
Carmike Cinemas, Inc. (d)(e)	906,500	22,400
Focus Media Holding Ltd. ADR	236,500	14,282
Metal Bulletin PLC	798,943	4,521
Modern Times Group AB (MTG) (B Shares) (a)	314,600	17,272
Regal Entertainment Group Class A (d)	1,584,700	33,310
		91,785
Multiline Retail – 0.2%
Conn’s, Inc. (a)(d)	137,000	4,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 4.4%
Charlotte Russe Holding, Inc. (a)	673,600	$ 14,550
Cost Plus, Inc. (a)	950,201	16,724
New York & Co., Inc. (a)	281,700	4,386
Pacific Sunwear of California, Inc. (a)	50,000	1,165
Pier 1 Imports, Inc. (d)	3,225,500	38,932
The Men’s Wearhouse, Inc.	293,150	10,389
Williams Sonoma, Inc.	626,800	26,244
		112,390
Textiles, Apparel & Luxury Goods – 1.4%
Timberland Co. Class A (a)	447,200	15,227
True Religion Apparel, Inc. (a)(d)	1,097,851	21,353
		36,580

TOTAL CONSUMER DISCRETIONARY		507,395

CONSUMER STAPLES 2.6%
Beverages – 0.9%
Hansen Natural Corp. (a)(d)	171,800	22,241
Food & Staples Retailing – 1.2%
Itochushokuhin Co. Ltd.	245,200	10,443
United Natural Foods, Inc. (a)	678,100	21,679
		32,122
Food Products 0.5%
Corn Products International, Inc.	218,800	6,126
Imperial Sugar Co.	198,100	6,769
		12,895

TOTAL CONSUMER STAPLES		67,258

ENERGY 14.4%
Energy Equipment & Services – 9.0%
Carbo Ceramics, Inc. (d)	501,900	29,075
Compagnie Generale de Geophysique SA sponsored ADR	325,000	10,472
Core Laboratories NV (a)	498,100	30,509
Dawson Geophysical Co. (a)	137,000	3,973
Hydril Co. (a)	421,400	33,779
Maverick Tube Corp. (a)(d)	697,400	37,953
Oil States International, Inc. (a)	789,900	31,888
Petroleum Geo-Services ASA sponsored ADR (a)	310,700	17,443

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Superior Energy Services, Inc. (a)	469,900	$ 15,107
TGS Nopec Geophysical Co. ASA (a)	300,500	20,190
		230,389
Oil, Gas & Consumable Fuels – 5.4%
Encore Acquisition Co. (a)	388,550	11,905
Energy Partners Ltd. (a)	338,300	8,725
Forest Oil Corp. (a)	231,700	8,473
Goodrich Petroleum Corp. (a)(d)	567,500	15,345
Holly Corp.	210,600	16,252
Houston Exploration Co. (a)	284,000	15,881
KCS Energy, Inc. (a)	421,300	12,365
Mariner Energy, Inc. (a)	187,514	3,647
Overseas Shipholding Group, Inc.	349,100	17,047
Petroleum Development Corp. (a)	245,800	9,834
Plains Exploration & Production Co. (a)	500,100	18,439
Range Resources Corp.	62,400	1,655
		139,568

TOTAL ENERGY		369,957

FINANCIALS – 8.8%
Commercial Banks – 1.9%
East West Bancorp, Inc.	424,500	16,840
Hanmi Financial Corp.	789,882	15,387
Signature Bank, New York (a)	50,203	1,776
UCBH Holdings, Inc.	865,300	15,307
		49,310
Diversified Financial Services – 3.1%
African Bank Investments Ltd.	5,064,498	28,302
IntercontinentalExchange, Inc.	219,500	15,653
NETeller PLC (a)	2,504,500	35,399
		79,354
Insurance – 3.1%
Aspen Insurance Holdings Ltd.	987,900	24,055
Montpelier Re Holdings Ltd.	734,924	11,869
Navigators Group, Inc. (a)	434,300	20,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Philadelphia Consolidated Holdings Corp. (a)	504,948	$ 16,729
Scottish Re Group Ltd.	332,350	7,720
		80,920
Real Estate 0.3%
Unite Group PLC	976,587	7,195
Thrifts & Mortgage Finance – 0.4%
Farmer Mac Class C (non-vtg.)	331,100	9,526

TOTAL FINANCIALS		226,305

HEALTH CARE – 11.5%
Biotechnology – 0.1%
Alnylam Pharmaceuticals, Inc. (a)	39,000	601
Protherics PLC (a)	2,161,710	3,430
		4,031
Health Care Equipment & Supplies – 3.2%
Conceptus, Inc. (a)	576,603	7,923
Cynosure, Inc. Class A (e)	500,000	9,015
Fisher Scientific International, Inc. (a)	227,681	16,063
Somanetics Corp. (a)	174,809	2,869
SonoSite, Inc. (a)	574,700	21,695
Stereotaxis, Inc. (a)	1,572,292	18,616
Syneron Medical Ltd. (a)	221,900	5,741
		81,922
Health Care Providers & Services – 4.6%
American Retirement Corp. (a)	417,400	10,602
Brookdale Senior Living, Inc.	324,300	12,336
Capital Senior Living Corp. (a)(e)	1,467,000	16,108
Chemed Corp.	414,604	22,592
Emeritus Corp. (a)	701,300	15,190
Healthways, Inc. (a)	595,500	29,215
Vital Images, Inc. (a)	360,900	12,065
		118,108
Pharmaceuticals – 3.6%
Allergan, Inc.	172,100	17,678

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Medicis Pharmaceutical Corp. Class A (d)	1,380,100	$ 45,381
New River Pharmaceuticals, Inc. (a)	845,800	28,757
		91,816

TOTAL HEALTH CARE		295,877

INDUSTRIALS – 13.6%
Aerospace & Defense – 2.1%
Alliant Techsystems, Inc. (a)	345,930	27,671
Hawk Corp. Class A (a)	326,500	4,894
United Industrial Corp. (d)	312,300	20,518
		53,083
Airlines – 0.3%
ACE Aviation Holdings, Inc. Class A (a)	279,400	7,722
Building Products 1.1%
Insteel Industries, Inc.	88,300	3,299
Jacuzzi Brands, Inc. (a)	2,480,857	24,238
		27,537
Commercial Services & Supplies – 3.4%
AgCert International	196,400	901
Carter & Carter Group PLC	501,600	5,420
Corrections Corp. of America (a)	339,619	15,242
Huron Consulting Group, Inc. (a)	831,400	29,556
ITE Group PLC	4,096,900	9,340
Tele Atlas NV (Netherlands) (a)	1,056,500	26,792
		87,251
Construction & Engineering – 0.6%
ENGlobal Corp. (a)(d)	357,757	3,667
Infrasource Services, Inc. (a)	669,800	12,653
		16,320
Electrical Equipment – 2.5%
Capstone Turbine Corp. (a)(d)	1,618,082	6,116
Genlyte Group, Inc. (a)	174,300	12,011
GrafTech International Ltd. (a)	1,024,200	6,924
SolarWorld AG	113,400	35,339
Suntech Power Holdings Co. Ltd. sponsored ADR	138,000	4,732
		65,122

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 0.6%
Valmont Industries, Inc.	258,000	$ 13,868
Road & Rail 0.5%
Old Dominion Freight Lines, Inc. (a)	371,800	11,972
Trading Companies & Distributors – 2.5%
Ashtead Group PLC	6,041,687	25,894
Beacon Roofing Supply, Inc. (a)	333,300	12,332
Bergman & Beving AB (B Shares)	603,459	12,793
Watsco, Inc.	220,600	13,997
		65,016

TOTAL INDUSTRIALS		347,891

INFORMATION TECHNOLOGY – 22.9%
Communications Equipment – 1.8%
Bookham, Inc. (a)(d)(e)	3,533,716	21,520
MasTec, Inc. (a)	1,391,600	17,158
TANDBERG ASA (d)	606,870	6,180
		44,858
Computers & Peripherals – 2.1%
NCR Corp. (a)	422,800	16,658
QLogic Corp. (a)	858,500	17,865
Rackable Systems, Inc.	393,400	20,217
		54,740
Electronic Equipment & Instruments – 2.0%
FARO Technologies, Inc. (a)(d)(e)	1,029,000	15,631
FLIR Systems, Inc. (a)	238,749	5,837
Itron, Inc. (a)	180,000	12,069
Optimal Group, Inc. Class A (a)(e)	1,174,300	18,072
		51,609
Internet Software & Services – 5.6%
Aladdin Knowledge Systems Ltd. (a)(e)	1,082,900	25,253
aQuantive, Inc. (a)(d)	694,500	17,404
Bankrate, Inc. (a)(d)	615,808	29,725
CyberSource Corp. (a)	298,948	2,792
Digitas, Inc. (a)	2,228,100	31,438
SonicWALL, Inc. (a)	1,756,400	14,912
ValueClick, Inc. (a)	1,303,500	21,964
		143,488

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – 1.1%
MoneyGram International, Inc.	857,753	$ 29,078
Semiconductors & Semiconductor Equipment – 6.8%
Actel Corp. (a)	90,300	1,451
ATI Technologies, Inc. (a)	1,041,900	16,167
Broadcom Corp. Class A (a)	523,950	21,540
Cypress Semiconductor Corp. (a)	881,000	15,118
DSP Group, Inc. (a)	814,200	22,016
Intersil Corp. Class A	554,100	16,407
Leadis Technology, Inc. (a)	8,540	53
O2Micro International Ltd. sponsored ADR (a)	700,400	7,522
Q Cells AG (d)	156,000	14,397
Saifun Semiconductors Ltd.	87,400	2,991
Silicon Laboratories, Inc. (a)	277,500	12,934
Silicon On Insulator Technologies SA (SOITEC) (a)	800,100	26,114
SiRF Technology Holdings, Inc. (a)	517,948	17,688
		174,398
Software 3.5%
Fair, Isaac & Co., Inc.	148,200	5,500
JDA Software Group, Inc. (a)	256,473	3,503
KongZhong Corp. sponsored ADR (a)	1,133,500	15,427
Napster, Inc. (a)	1,410,700	6,532
NAVTEQ Corp. (a)	115,864	4,811
Open Solutions, Inc. (a)	399,000	10,861
RSA Security, Inc. (a)	2,014,900	42,192
		88,826

TOTAL INFORMATION TECHNOLOGY		586,997

MATERIALS 4.7%
Chemicals – 0.0%
Lawrence PLC	30,031	168
Metals & Mining – 4.7%
Allegheny Technologies, Inc.	567,700	39,364
Brush Engineered Materials, Inc. (a)	538,100	12,543
Carpenter Technology Corp.	247,100	29,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Oregon Steel Mills, Inc. (a)	340,425	$ 16,861
Shore Gold, Inc. (a)	3,671,300	21,016
		119,177

TOTAL MATERIALS		119,345

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.6%
Level 3 Communications, Inc. (a)(d)	2,643,300	14,274
UTILITIES – 0.4%
Electric Utilities – 0.4%
AES Tiete SA (PN) (non-vtg.)	366,000,000	10,303
TOTAL COMMON STOCKS
(Cost $2,212,167)		2,545,602

Money Market Funds 9.3%

Fidelity Cash Central Fund, 4.8% (b)	43,279,365	43,279
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	194,132,381	194,132
TOTAL MONEY MARKET FUNDS
(Cost $237,411)		237,411

TOTAL INVESTMENT PORTFOLIO 108.6%
(Cost $2,449,578)		2,783,013

NET OTHER ASSETS – (8.6)%		(219,249)
NET ASSETS 100%		$ 2,563,764

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Affiliated company

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(amounts in thousands)
Fidelity Cash Central Fund	$ 1,615
Fidelity Securities Lending Cash Central Fund	1,199
Total	$ 2,814

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end
Affiliate	beginning of		Proceeds	Income	of period
(amounts in thousands)	period
Aladdin Knowledge
Systems Ltd.	$ —	$ 21,817	$ —	$ —	25,253
Allied Healthcare
International, Inc.	14,067	—	15,153	—	—
Anika Therapeutics, Inc.	—	9,263	8,251	—	—
Bookham, Inc.	—	28,810	—	—	21,520
Capital Senior Living
Corp.	—	14,161	—	—	16,108
Carmike Cinemas, Inc.	—	21,375	—	317	22,400
CAS Medical Systems,
Inc.	—	11,288	6,521	—	—
Cynosure, Inc. Class A	—	10,865	—	—	9,015
FARO Technologies, Inc.	—	21,271	—	—	15,631
New Frontier Media,
Inc.	6,560	—	7,248	—	—
Optimal Group, Inc.
Class A	—	20,210	—	—	18,072
Packaging Dynamics
Corp.	7,425	—	7,259	—	—
SOURCECORP, Inc.	18,054	—	19,763	—	—
Stereotaxis, Inc.	—	22,225	134	—	—
The Geo Group, Inc.	16,299	—	17,300	—	—
The Restaurant Group
PLC	—	29,679	—	2,245	40,295
Whitehall Jewellers, Inc.	790	—	728	—	—
Total	$ 63,195	$ 210,964	$ 82,357	$ 2,562	$ 168,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.4%
United Kingdom	5.2%
Canada	2.4%
Netherlands	2.2%
Germany	2.0%
Norway	1.8%
Greece	1.5%
France	1.4%
Bermuda	1.4%
Cayman Islands	1.4%
Israel	1.3%
Sweden	1.2%
South Africa	1.1%
Others (individually less than 1%) .	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $189,542) See accompanying schedule:
Unaffiliated issuers (cost $2,043,981)	$ 2,377,308
Affiliated Central Funds (cost $237,411)	237,411
Other affiliated issuers (cost $168,186)	168,294
Total Investments (cost $2,449,578)		$ 2,783,013
Cash		1,089
Foreign currency held at value (cost $797)		794
Receivable for investments sold		35,370
Receivable for fund shares sold		6,233
Dividends receivable		521
Interest receivable		156
Prepaid expenses		4
Other receivables		631
Total assets		2,827,811

Liabilities
Payable for investments purchased	66,659
Payable for fund shares redeemed	1,398
Accrued management fee	1,162
Other affiliated payables	557
Other payables and accrued expenses	139
Collateral on securities loaned, at value	194,132
Total liabilities		264,047

Net Assets		$ 2,563,764
Net Assets consist of:
Paid in capital		$ 2,026,172
Undistributed net investment income		1,930
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		202,235
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		333,427
Net Assets, for 110,856 shares outstanding		$ 2,563,764
Net Asset Value, offering price and redemption price per
share ($2,563,764 ÷ 110,856 shares)		$ 23.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends (including $2,562 received from other
affiliated issuers)		$ 4,758
Special dividends		2,245
Interest		86
Income from affiliated Central Funds (including $1,199
from security lending)		2,814
Total income		9,903

Expenses
Management fee
Basic fee	$ 6,423
Performance adjustment	(1,019)
Transfer agent fees	2,547
Accounting and security lending fees	314
Independent trustees’ compensation	4
Custodian fees and expenses	122
Registration fees	93
Audit	29
Legal	8
Interest	2
Miscellaneous	6
Total expenses before reductions	8,529
Expense reductions	(848)	7,681

Net investment income (loss)		2,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	211,863
Other affiliated issuers	(10,556)
Foreign currency transactions	176
Futures contracts	3,165
Total net realized gain (loss)		204,648
Change in net unrealized appreciation (depreciation) on:
Investment securities	140,902
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation
(depreciation)		140,894
Net gain (loss)		345,542
Net increase (decrease) in net assets resulting from
operations		$ 347,764

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,222	$ 5,929
Net realized gain (loss)	204,648	119,721
Change in net unrealized appreciation (depreciation) .	140,894	54,939
Net increase (decrease) in net assets resulting from
operations	347,764	180,589
Distributions to shareholders from net investment income .	(5,739)
Distributions to shareholders from net realized gain	(109,861)	(46,445)
Total distributions	(115,600)	(46,445)
Share transactions
Proceeds from sales of shares	774,728	715,075
Reinvestment of distributions	113,855	45,487
Cost of shares redeemed	(166,254)	(230,542)
Net increase (decrease) in net assets resulting from
share transactions	722,329	530,020
Redemption fees	(212)	198
Total increase (decrease) in net assets	954,281	664,362

Net Assets
Beginning of period	1,609,483	945,121
End of period (including undistributed net investment
income of $1,930 and undistributed net investment
income of $5,927, respectively)	$ 2,563,764	$ 1,609,483

Other Information
Shares
Sold	35,689	34,937
Issued in reinvestment of distributions	5,524	2,370
Redeemed	(7,673)	(11,624)
Net increase (decrease)	33,540	25,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.82	$ 18.30	$ 16.87	$ 13.56	$ 15.40	$ 16.87
Income from Investment
Operations
Net investment
income (loss)D	.02E	.10F	(.09)	(.08)	(.08)	.10G
Net realized and un
realized gain (loss)	3.70	3.31	1.52	3.38	(1.33)	(.81)
Total from investment
operations	3.72	3.41	1.43	3.30	(1.41)	(.71)
Distributions from net
investment income	(.07)	—	—	—	—	(.03)
Distributions from net
realized gain	(1.34)	(.89)	—	—	(.44)	(.74)
Total distributions	(1.41)	(.89)	—	—	(.44)	(.77)
Redemption fees added
to paid in capitalD	—I	—I	—I	.01	.01	.01
Net asset value, end of
period	$ 23.13	$ 20.82	$ 18.30	$ 16.87	$ 13.56	$ 15.40
Total ReturnB,C	18.70%	19.05%	8.48%	24.41%	(9.58)%	(4.29)%
Ratios to Average Net AssetsH
Expenses before
reductions	.82%A	.78%	.95%	1.06%	1.12%	.86%
Expenses net of fee
waivers, if any	.82%A	.78%	.95%	1.06%	1.12%	.86%
Expenses net of all
reductions	.74%A	.75%	.91%	.93%	.91%	.74%
Net investment
income (loss)	.21%A,E	.49%F	(.49)%	(.59)%	(.52)%	.66%
Supplemental Data
Net assets, end of
period (in millions)	$ 2,564	$1,609	$ 945	$ 933	$ 892	$ 773
Portfolio turnover rate	195%A	61%	95%	220%	290%	450%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.
F Investment income per share reflects special dividends which amounted to $.12 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.10)%.
G Investment income per share reflects a special dividend which amounted to $.05 per share.
H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

20

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 402,340
Unrealized depreciation	(70,513)
Net unrealized appreciation (depreciation)	$ 331,827
Cost for federal income tax purposes	$ 2,451,186

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

22

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $2,575,977 and $1,971,471, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the fund’s average net assets.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate	Interest Expense
Borrower	$ 3,166	4.90%	$ 2

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

24

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $797 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $5 and $46, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Independence Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

26

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

27 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 28

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

29 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Semiannual Report 30

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

31 Semiannual Report

31

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)(automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SCS-USAN-0606 1.784915.103

Fidelity® Stock Selector

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	26
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,111.40	$ 4.71
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.33	$ 4.51

* Expenses are equal to the Fund’s annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	4.9	4.1
American International Group, Inc.	3.0	2.9
Microsoft Corp.	3.0	4.7
Exxon Mobil Corp.	2.4	2.2
Johnson & Johnson	2.2	2.3
Bank of America Corp.	2.0	1.7
UnitedHealth Group, Inc.	1.7	2.3
United Technologies Corp.	1.6	1.3
Halliburton Co.	1.5	1.1
Wells Fargo & Co.	1.5	1.0
	23.8
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.9	19.6
Information Technology	17.2	20.6
Industrials	15.1	13.6
Health Care	14.2	15.6
Energy	9.7	9.9

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.5%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.4%
Hotels, Restaurants & Leisure 0.9%
Ctrip.com International Ltd. sponsored ADR	10,300	$ 463
Kerzner International Ltd. (a)	9,800	766
Sonic Corp. (a)	59,200	2,007
Starbucks Corp. (a)	96,100	3,582
Wynn Resorts Ltd. (a)	9,900	753
		7,571
Household Durables – 0.0%
Beazer Homes USA, Inc.	200	12
Sony Corp. sponsored ADR	200	10
		22
Media – 2.4%
Clear Channel Communications, Inc.	41,260	1,177
E.W. Scripps Co. Class A	64,040	2,951
Lamar Advertising Co. Class A (a)	57,400	3,156
News Corp. Class B (d)	293,550	5,351
The Walt Disney Co.	75,900	2,122
Time Warner, Inc.	148,860	2,590
Univision Communications, Inc. Class A (a)	73,600	2,627
		19,974
Multiline Retail – 1.6%
JCPenney Co., Inc.	28,400	1,859
Kohl’s Corp. (a)	57,000	3,183
Target Corp.	163,220	8,667
		13,709
Specialty Retail – 3.3%
Bed Bath & Beyond, Inc. (a)	55,400	2,125
Best Buy Co., Inc.	103,900	5,887
Esprit Holdings Ltd.	146,000	1,166
Home Depot, Inc.	83,600	3,338
Lowe’s Companies, Inc.	52,800	3,329
PETsMART, Inc.	76,600	2,119
Staples, Inc.	207,682	5,485
Tiffany & Co., Inc.	54,100	1,888
TJX Companies, Inc.	73,700	1,778
		27,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.2%
Liz Claiborne, Inc.	46,900	$ 1,831

TOTAL CONSUMER DISCRETIONARY		70,222

CONSUMER STAPLES 5.9%
Beverages – 1.1%
PepsiCo, Inc.	160,700	9,359
Food & Staples Retailing – 0.8%
CVS Corp.	192,000	5,706
Safeway, Inc.	39,200	985
Sysco Corp.	200	6
		6,697
Food Products 0.7%
Nestle SA sponsored ADR	79,300	6,062
Household Products – 2.1%
Colgate-Palmolive Co.	160,450	9,486
Procter & Gamble Co.	138,855	8,083
		17,569
Tobacco 1.2%
Altria Group, Inc.	137,980	10,095

TOTAL CONSUMER STAPLES		49,782

ENERGY 9.7%
Energy Equipment & Services – 5.1%
Cooper Cameron Corp. (a)	151,700	7,621
ENSCO International, Inc.	62,300	3,332
Halliburton Co.	159,300	12,449
Schlumberger Ltd. (NY Shares)	166,000	11,477
Smith International, Inc.	186,200	7,863
		42,742
Oil, Gas & Consumable Fuels – 4.6%
ConocoPhillips	126,700	8,476
Exxon Mobil Corp.	313,610	19,783
OMI Corp.	69,300	1,336

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Peabody Energy Corp.	67,600	$ 4,317
Valero Energy Corp.	63,980	4,142
		38,054

TOTAL ENERGY		80,796

FINANCIALS – 21.9%
Capital Markets 3.1%
Ameriprise Financial, Inc.	60,480	2,966
Charles Schwab Corp.	115,000	2,059
E*TRADE Financial Corp. (a)	113,700	2,829
Franklin Resources, Inc.	19,000	1,769
Goldman Sachs Group, Inc.	16,000	2,565
Merrill Lynch & Co., Inc.	34,720	2,648
Nomura Holdings, Inc. sponsored ADR	145,700	3,304
State Street Corp.	124,400	8,126
		26,266
Commercial Banks – 5.5%
Bank of America Corp.	341,320	17,039
Mitsui Trust Holdings, Inc.	61,000	843
Mizuho Financial Group, Inc.	44	375
Nishi-Nippon City Bank Ltd.	107,000	543
Standard Chartered PLC (United Kingdom)	134,000	3,558
Sumitomo Mitsui Financial Group, Inc.	168	1,844
Wachovia Corp.	158,400	9,480
Wells Fargo & Co.	177,700	12,206
		45,888
Consumer Finance – 1.6%
American Express Co.	108,500	5,838
Capital One Financial Corp.	83,400	7,226
		13,064
Diversified Financial Services – 1.0%
Citigroup, Inc.	147,900	7,388
NETeller PLC (a)	72,600	1,026
		8,414
Insurance – 8.8%
ACE Ltd.	80,300	4,460
AFLAC, Inc.	53,900	2,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
American International Group, Inc.	389,130	$ 25,391
Berkshire Hathaway, Inc. Class A (a)	38	3,382
Endurance Specialty Holdings Ltd.	30,100	932
Everest Re Group Ltd.	41,280	3,756
Fidelity National Financial, Inc.	29,500	1,238
Fidelity National Title Group, Inc. Class A (d)	75,182	1,628
Hartford Financial Services Group, Inc.	88,430	8,129
Lincoln National Corp.	50,100	2,910
National Financial Partners Corp.	68,200	3,546
PartnerRe Ltd.	38,400	2,402
Prudential Financial, Inc.	64,200	5,016
PXRE Group Ltd.	62,300	222
W.R. Berkley Corp.	138,382	5,178
XL Capital Ltd. Class A	47,620	3,138
		73,890
Real Estate 0.3%
Equity Residential (SBI)	37,700	1,692
Vornado Realty Trust	7,900	756
		2,448
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	26,528	1,079
Freddie Mac	50,800	3,102
Golden West Financial Corp., Delaware	80,700	5,800
Hudson City Bancorp, Inc.	201,800	2,706
Washington Mutual, Inc.	17,700	798
		13,485

TOTAL FINANCIALS		183,455

HEALTH CARE – 14.2%
Biotechnology – 2.5%
Affymetrix, Inc. (a)	23,000	659
Alexion Pharmaceuticals, Inc. (a)	6,500	221
Amgen, Inc. (a)	50,990	3,452
Biogen Idec, Inc. (a)	31,800	1,426
Cephalon, Inc. (a)	21,200	1,392
Charles River Laboratories International, Inc. (a)	50,800	2,400
Genentech, Inc. (a)	260	21
Gilead Sciences, Inc. (a)	38,500	2,214

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Invitrogen Corp. (a)	79,770	$ 5,266
MedImmune, Inc. (a)	7,500	236
PDL BioPharma, Inc. (a)	124,800	3,592
		20,879
Health Care Equipment & Supplies – 2.8%
Alcon, Inc.	9,300	946
Baxter International, Inc.	118,600	4,471
Becton, Dickinson & Co.	72,500	4,570
Boston Scientific Corp. (a)	4,500	105
C.R. Bard, Inc.	37,400	2,785
Cooper Companies, Inc.	42,300	2,319
DJ Orthopedics, Inc. (a)	65,700	2,612
Millipore Corp. (a)	21,400	1,579
St. Jude Medical, Inc. (a)	50,300	1,986
Waters Corp. (a)	38,800	1,758
		23,131
Health Care Providers & Services – 3.0%
American Retirement Corp. (a)	31,400	798
Brookdale Senior Living, Inc.	9,000	342
Chemed Corp.	12,800	697
Emdeon Corp. (a)	94,900	1,083
Health Net, Inc. (a)	52,200	2,125
Healthways, Inc. (a)	4,440	218
Henry Schein, Inc. (a)	71,200	3,319
I-trax, Inc. (a)(d)	126,300	404
IMS Health, Inc.	49,300	1,340
UnitedHealth Group, Inc.	291,400	14,494
		24,820
Pharmaceuticals – 5.9%
Johnson & Johnson	321,310	18,832
Novartis AG sponsored ADR	58,400	3,359
Pfizer, Inc.	417,940	10,586
Roche Holding AG (participation certificate)	32,032	4,925
Sepracor, Inc. (a)	18,200	812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,600	$ 2,090
Wyeth	188,000	9,150
		49,754

TOTAL HEALTH CARE		118,584

INDUSTRIALS – 15.1%
Aerospace & Defense – 3.6%
Aviall, Inc. (a)	140,650	5,303
EDO Corp.	94,500	2,469
Honeywell International, Inc.	180,460	7,670
The Boeing Co.	21,030	1,755
United Technologies Corp.	208,620	13,103
		30,300
Air Freight & Logistics – 0.6%
FedEx Corp.	46,400	5,342
Airlines – 0.5%
AirTran Holdings, Inc. (a)	90,000	1,258
Southwest Airlines Co.	53,500	868
UAL Corp. (a)	48,100	1,732
		3,858
Commercial Services & Supplies – 0.6%
Aramark Corp. Class B	44,000	1,237
Robert Half International, Inc.	55,500	2,346
Services Acquisition Corp. International (a)(d)	99,300	1,120
		4,703
Construction & Engineering – 0.8%
McDermott International, Inc. (a)	112,700	6,852
Electrical Equipment – 0.2%
Evergreen Solar, Inc. (a)	63,200	877
Suntech Power Holdings Co. Ltd. sponsored ADR	32,200	1,104
		1,981
Industrial Conglomerates – 5.5%
3M Co.	44,230	3,779
General Electric Co.	1,188,500	41,111
Tyco International Ltd.	47,880	1,262
		46,152

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 1.4%
Danaher Corp.	36,600	$ 2,346
Deere & Co.	78,800	6,917
Pentair, Inc.	67,200	2,572
		11,835
Marine – 0.1%
Alexander & Baldwin, Inc.	12,221	609
Road & Rail 1.7%
Laidlaw International, Inc.	96,200	2,381
Landstar System, Inc.	75,600	3,212
Norfolk Southern Corp.	157,400	8,500
		14,093
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	13,500	449

TOTAL INDUSTRIALS		126,174

INFORMATION TECHNOLOGY – 17.2%
Communications Equipment – 4.3%
Alcatel SA sponsored ADR (a)	79,900	1,152
Cisco Systems, Inc. (a)	556,040	11,649
Comverse Technology, Inc. (a)	54,800	1,241
Corning, Inc. (a)	258,760	7,150
Juniper Networks, Inc. (a)	75,580	1,397
Lucent Technologies, Inc. (a)	372,700	1,040
Motorola, Inc.	139,940	2,988
Nortel Networks Corp. (a)	681,900	1,814
QUALCOMM, Inc.	145,300	7,460
Research In Motion Ltd. (a)	6,550	502
		36,393
Computers & Peripherals – 2.4%
Apple Computer, Inc. (a)	89,700	6,314
Dell, Inc. (a)	100	3
EMC Corp. (a)	560,900	7,578
Hewlett-Packard Co.	180,500	5,861
Sun Microsystems, Inc. (a)	57,200	286
		20,042
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	120,714	4,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 1.7%
eBay, Inc. (a)	57,080	$ 1,964
Google, Inc. Class A (sub. vtg.) (a)	19,500	8,150
Homestore, Inc. (a)	285,446	1,753
Yahoo!, Inc. (a)	81,310	2,665
		14,532
IT Services – 0.9%
First Data Corp.	93,100	4,440
Paychex, Inc.	74,980	3,028
		7,468
Semiconductors & Semiconductor Equipment – 3.0%
Altera Corp. (a)	119,700	2,614
Analog Devices, Inc.	64,900	2,461
Applied Materials, Inc.	352,600	6,329
ARM Holdings PLC sponsored ADR	190,900	1,415
ASML Holding NV (NY Shares) (a)	400	8
FormFactor, Inc. (a)	33,200	1,384
Freescale Semiconductor, Inc. Class A (a)	118,800	3,756
Intel Corp.	240	5
KLA Tencor Corp.	300	14
Lam Research Corp. (a)	24,900	1,217
Microchip Technology, Inc.	47,000	1,751
National Semiconductor Corp.	110,700	3,319
Samsung Electronics Co. Ltd.	1,820	1,243
		25,516
Software 4.3%
Adobe Systems, Inc.	14,800	580
BEA Systems, Inc. (a)	128,800	1,707
Cognos, Inc. (a)	44,700	1,666
FileNET Corp. (a)	75,700	2,106
Microsoft Corp.	1,047,960	25,308
Oracle Corp. (a)	158,050	2,306
Symantec Corp. (a)	126,702	2,075
		35,748

TOTAL INFORMATION TECHNOLOGY		144,337

MATERIALS 3.4%
Chemicals – 2.1%
Ashland, Inc.	73,900	4,864

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Chemicals – continued
Lyondell Chemical Co.	39,300	$ 947
Monsanto Co.	47,700	3,978
Praxair, Inc.	131,900	7,404
		17,193
Containers & Packaging – 0.4%
Owens Illinois, Inc. (a)	104,753	1,915
Smurfit-Stone Container Corp. (a)	113,500	1,470
		3,385
Metals & Mining – 0.9%
Alcoa, Inc.	138,500	4,679
Newmont Mining Corp.	48,700	2,842
		7,521

TOTAL MATERIALS		28,099

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	211,100	5,533
Covad Communications Group, Inc. (a)(d)	524,400	1,316
Qwest Communications International, Inc. (a)	409,800	2,750
Verizon Communications, Inc.	90,700	2,996
		12,595
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	107,410	2,664

TOTAL TELECOMMUNICATION SERVICES		15,259

UTILITIES – 0.9%
Electric Utilities – 0.2%
Exelon Corp.	29,600	1,598
Independent Power Producers & Energy Traders – 0.5%
TXU Corp.	94,700	4,700
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	24,700	1,549

TOTAL UTILITIES		7,847

TOTAL COMMON STOCKS
(Cost $750,931)		824,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Money Market Funds 1.5%
	Shares	Value (Note 1)
		(000s)
Fidelity Cash Central Fund, 4.8% (b)	9,163,361	$ 9,163
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	3,284,750	3,285
TOTAL MONEY MARKET FUNDS
(Cost $12,448)		12,448

TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $763,379)		837,003

NET OTHER ASSETS – 0.0%		(115)
NET ASSETS 100%		$ 836,888

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 85
Fidelity Securities Lending Cash Central Fund	22
Total	$ 107

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $47,228,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $3,085) See accompanying schedule:
Unaffiliated issuers (cost $750,931)	$ 824,555
Affiliated Central Funds (cost $12,448)	12,448
Total Investments (cost $763,379)		$ 837,003
Receivable for investments sold		32,443
Receivable for fund shares sold		573
Dividends receivable		563
Interest receivable		9
Prepaid expenses		2
Other receivables		34
Total assets		870,627

Liabilities
Payable for investments purchased	$ 29,056
Payable for fund shares redeemed	756
Accrued management fee	439
Other affiliated payables	170
Other payables and accrued expenses	33
Collateral on securities loaned, at value	3,285
Total liabilities		33,739

Net Assets		$ 836,888
Net Assets consist of:
Paid in capital		$ 782,051
Undistributed net investment income		635
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(19,422)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		73,624
Net Assets, for 31,870 shares outstanding		$ 836,888
Net Asset Value, offering price and redemption price per
share ($836,888 ÷ 31,870 shares)		$ 26.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 5,258
Income from affiliated Central Funds		107
Total income		5,365

Expenses
Management fee
Basic fee	$ 2,320
Performance adjustment	274
Transfer agent fees	847
Accounting and security lending fees	136
Independent trustees’ compensation	2
Custodian fees and expenses	33
Registration fees	13
Audit	29
Legal	4
Miscellaneous	3
Total expenses before reductions	3,661
Expense reductions	(102)	3,559

Net investment income (loss)		1,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,007
Foreign currency transactions	12
Total net realized gain (loss)		45,019
Change in net unrealized appreciation (depreciation) on:
Investment securities		37,628
Net gain (loss)		82,647
Net increase (decrease) in net assets resulting from
operations		$ 84,453

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,806	$ 8,731
Net realized gain (loss)	45,019	65,400
Change in net unrealized appreciation (depreciation) .	37,628	16,325
Net increase (decrease) in net assets resulting from
operations	84,453	90,456
Distributions to shareholders from net investment income .	(3,858)	(9,003)
Share transactions
Proceeds from sales of shares	46,837	65,665
Reinvestment of distributions	3,687	8,598
Cost of shares redeemed	(64,415)	(162,412)
Net increase (decrease) in net assets resulting from
share transactions	(13,891)	(88,149)
Total increase (decrease) in net assets	66,704	(6,696)

Net Assets
Beginning of period	770,184	776,880
End of period (including undistributed net investment
income of $635 and undistributed net investment
income of $2,687, respectively)	$ 836,888	$ 770,184

Other Information
Shares
Sold	1,820	2,910
Issued in reinvestment of distributions	147	383
Redeemed	(2,533)	(7,146)
Net increase (decrease)	(566)	(3,853)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 23.74	$ 21.41	$ 19.96	$ 16.83	$ 19.54	$ 31.80
Income from
Investment
Operations
Net investment
income (loss)D	.06	.25E	.10	.11	.07	.14
Net realized and
unrealized
gain (loss)	2.58	2.33	1.47	3.08	(2.64)	(7.33)
Total from invest
ment operations	2.64	2.58	1.57	3.19	(2.57)	(7.19)
Distributions from
net investment
income	(.12)	(.25)	(.12)	(.06)	(.14)	(.13)
Distributions from
net realized gain	—	—	—	—		(4.94)
Total distributions	(.12)	(.25)	(.12)	(.06)	(.14)	(5.07)
Net asset value,
end of period	$ 26.26	$ 23.74	$ 21.41	$ 19.96	$ 16.83	$ 19.54
Total ReturnB,C	11.14%	12.12%	7.91%	19.01%	(13.30)%	(26.41)%
Ratios to Average Net AssetsF
Expenses before
reductions	.90%A	.84%	.85%	.86%	.94%	.67%
Expenses net of
fee waivers, if
any	.90%A	.84%	.85%	.86%	.94%	.67%
Expenses net of
all reductions	.87%A	.79%	.81%	.82%	.83%	.63%
Net investment
income (loss)	.44%A	1.11%E	.46%	.63%	.39%	.62%
Supplemental Data
Net assets,
end of period
(in millions)	$ 837	$ 770	$ 777	$ 790	$ 744	$ 1,017
Portfolio turnover
rate	108%A	136%	134%	159%	255%	137%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

20

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 93,092
Unrealized depreciation	(33,581)
Net unrealized appreciation (depreciation)	$ 59,511

Cost for federal income tax purposes	$ 777,492

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $435,447 and $463,080, respectively.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $22.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $99 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $3.

Semiannual Report

24

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

26

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

27 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 28

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

29 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Semiannual Report 30

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

31 Semiannual Report

31

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FSS-USAN-0606 1.784916.103

Fidelity® Value Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Board Approval of	30
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,159.90	$ 3.70
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,021.37	$ 3.46

* Expenses are equal to the Fund’s annualized expense ratio of .69%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Baxter International, Inc.	1.7	1.4
Safeway, Inc.	1.3	1.1
Xerox Corp.	1.3	1.5
Western Digital Corp.	1.2	0.9
Tyco International Ltd.	1.2	1.1
Halliburton Co.	1.1	1.0
Avon Products, Inc.	1.0	0.1
National Oilwell Varco, Inc.	1.0	1.0
Ceridian Corp.	1.0	1.2
Agilent Technologies, Inc.	0.9	0.9
	11.7
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.7	19.9
Consumer Discretionary	16.1	14.5
Financials	12.8	12.1
Health Care	12.5	13.9
Industrials	9.2	10.3

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 95.1%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 15.9%
Auto Components 0.2%
BorgWarner, Inc.	545,500	$ 33,128
Automobiles – 0.3%
Monaco Coach Corp.	706,800	9,839
Nissan Motor Co. Ltd.	2,913,684	38,359
		48,198
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	1,361,500	10,960
Hotels, Restaurants & Leisure 3.7%
Applebee’s International, Inc.	718,600	16,679
Brinker International, Inc. (d)	2,306,600	90,326
Carnival Corp. unit	2,877,900	134,743
Domino’s Pizza, Inc.	352,700	9,287
Gaylord Entertainment Co. (a)	839,032	37,127
Harrah’s Entertainment, Inc.	211,735	17,286
OSI Restaurant Partners, Inc.	2,167,920	92,570
Rare Hospitality International, Inc. (a)	759,900	23,648
Royal Caribbean Cruises Ltd.	3,330,520	139,182
WMS Industries, Inc. (a)	1,476,300	46,134
		606,982
Household Durables – 1.6%
Jarden Corp. (a)	1,181,900	40,185
Leggett & Platt, Inc.	2,955,050	78,397
Matsushita Electric Industrial Co. Ltd.	1,169,000	28,301
Newell Rubbermaid, Inc.	2,220,200	60,878
Sealy Corp., Inc.	452,700	7,221
Sony Corp. sponsored ADR	371,600	18,186
The Stanley Works	757,400	39,574
		272,742
Leisure Equipment & Products – 1.5%
Brunswick Corp.	2,469,100	96,838
Eastman Kodak Co. (d)	4,838,900	130,457
K2, Inc. (a)	2,010,204	23,700
		250,995
Media – 3.2%
CBS Corp. Class B	557,987	14,212
Clear Channel Communications, Inc.	2,795,800	79,764
E.W. Scripps Co. Class A	846,600	39,011
Gannett Co., Inc.	2,047,800	112,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Lamar Advertising Co. Class A (a)	1,069,500	$ 58,812
Live Nation, Inc. (a)	615,962	11,703
Omnicom Group, Inc.	361,400	32,530
The New York Times Co. Class A (d)	2,499,200	61,955
The Reader’s Digest Association, Inc. (non-vtg.)	2,618,371	36,081
Tribune Co.	1,150,900	33,180
Viacom, Inc. Class B (non-vtg.) (a)	1,043,987	41,582
		521,459
Multiline Retail – 1.3%
Big Lots, Inc. (a)	4,374,360	63,210
Dollar General Corp.	2,714,000	47,386
Family Dollar Stores, Inc.	3,952,500	98,813
		209,409
Specialty Retail – 3.4%
AnnTaylor Stores Corp. (a)	3,218,900	120,162
AutoNation, Inc. (a)	837,722	18,865
AutoZone, Inc. (a)	26,700	2,499
Best Buy Co., Inc.	404,200	22,902
Gap, Inc.	3,337,600	60,377
Hot Topic, Inc. (a)	1,658,900	24,601
Office Depot, Inc. (a)	646,500	26,235
OfficeMax, Inc.	2,590,600	100,256
Pier 1 Imports, Inc. (d)(e)	5,099,000	61,545
RadioShack Corp.	179,100	3,045
Sports Authority, Inc. (a)(e)	1,592,400	59,174
Tiffany & Co., Inc.	1,854,000	64,686
		564,347
Textiles, Apparel & Luxury Goods – 0.6%
Liz Claiborne, Inc.	2,327,600	90,893
Warnaco Group, Inc. (a)	559,780	12,472
		103,365

TOTAL CONSUMER DISCRETIONARY		2,621,585

CONSUMER STAPLES 5.1%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	2,634,744	51,457

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Beverages – continued
Cott Corp. (a)	1,652,900	$ 24,705
SABMiller PLC	1,538,100	32,455
		108,617
Food & Staples Retailing – 1.6%
Kroger Co.	2,338,300	47,374
Safeway, Inc.	8,660,056	217,627
		265,001
Food Products 0.7%
Corn Products International, Inc.	2,387,100	66,839
McCormick & Co., Inc. (non-vtg.)	605,900	21,103
TreeHouse Foods, Inc. (a)	970,679	25,432
		113,374
Household Products – 0.6%
Colgate-Palmolive Co.	1,633,400	96,567
Personal Products 1.0%
Avon Products, Inc.	5,301,900	172,895
Tobacco 0.5%
Altria Group, Inc.	1,190,600	87,104

TOTAL CONSUMER STAPLES		843,558

ENERGY 8.9%
Energy Equipment & Services – 8.1%
Baker Hughes, Inc.	927,060	74,934
BJ Services Co.	1,727,400	65,728
Cooper Cameron Corp. (a)	2,525,100	126,861
ENSCO International, Inc.	1,198,000	64,081
FMC Technologies, Inc. (a)	1,806,100	98,577
GlobalSantaFe Corp.	1,164,520	71,280
Halliburton Co.	2,385,900	186,458
Helmerich & Payne, Inc.	829,800	60,360
Nabors Industries Ltd. (a)	631,600	23,578
National Oilwell Varco, Inc. (a)	2,498,970	172,354
Noble Corp.	967,600	76,382
Pride International, Inc. (a)	790,600	27,584
Smith International, Inc.	2,768,800	116,926
Transocean, Inc. (a)	1,092,900	88,601
Weatherford International Ltd. (a)	1,462,548	77,413
		1,331,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 0.8%
Double Hull Tankers, Inc.	432,800	$ 5,540
El Paso Corp.	1,447,900	18,692
EOG Resources, Inc.	1,174,500	82,485
EXCO Resources, Inc.	1,201,700	15,418
McMoRan Exploration Co. (a)(d)	576,400	9,983
		132,118

TOTAL ENERGY		1,463,235

FINANCIALS – 12.7%
Capital Markets 1.3%
Ameriprise Financial, Inc.	225,700	11,068
Janus Capital Group, Inc.	1,953,700	38,019
Lehman Brothers Holdings, Inc.	41,730	6,307
Merrill Lynch & Co., Inc.	1,352,300	103,126
State Street Corp.	617,900	40,361
TD Ameritrade Holding Corp.	1,089,900	20,229
		219,110
Commercial Banks – 1.5%
Bank of America Corp.	905,460	45,201
FirstRand Ltd.	3,076,200	10,130
National Australia Bank Ltd.	541,000	15,451
Popular, Inc.	144,000	2,978
UnionBanCal Corp.	712,828	49,962
Wachovia Corp.	1,918,867	114,844
		238,566
Consumer Finance – 0.1%
Capital One Financial Corp.	173,500	15,032
Diversified Financial Services – 0.3%
JPMorgan Chase & Co.	1,089,500	49,442
NETeller PLC (a)	355,200	5,020
		54,462
Insurance – 3.7%
AFLAC, Inc.	1,547,320	73,560
AMBAC Financial Group, Inc.	1,221,500	100,603
Genworth Financial, Inc. Class A (non-vtg.)	804,400	26,706
Marsh & McLennan Companies, Inc.	878,800	26,953
MBIA, Inc.	1,720,900	102,617
MetLife, Inc.	857,890	44,696

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Montpelier Re Holdings Ltd.	435,400	$ 7,032
Prudential Financial, Inc.	708,400	55,347
Reinsurance Group of America, Inc.	342,500	16,474
Scottish Re Group Ltd.	1,138,760	26,453
The St. Paul Travelers Companies, Inc.	1,710,820	75,327
Universal American Financial Corp. (a)	451,600	6,657
Willis Group Holdings Ltd.	1,152,200	40,500
		602,925
Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	425,800	38,577
American Financial Realty Trust (SBI)	1,946,500	22,151
Annaly Mortgage Management, Inc. (d)	904,000	12,177
Apartment Investment & Management Co. Class A	500	22
Developers Diversified Realty Corp.	788,600	41,954
Digital Realty Trust, Inc.	397,400	11,207
Duke Realty Corp.	951,300	33,676
Education Realty Trust, Inc.	1,052,400	15,702
Equity Office Properties Trust	894,300	28,886
Equity Residential (SBI)	1,194,000	53,575
General Growth Properties, Inc.	1,644,450	77,207
GMH Communities Trust	980,700	12,063
Kimco Realty Corp.	1,371,600	50,928
Pennsylvania (REIT) (SBI)	881,200	35,741
Reckson Associates Realty Corp.	1,017,300	41,384
SL Green Realty Corp.	222,200	21,998
Trizec Properties, Inc.	1,143,100	28,600
United Dominion Realty Trust, Inc. (SBI)	1,953,200	53,108
Vornado Realty Trust	529,100	50,603
		629,559
Thrifts & Mortgage Finance – 2.0%
Countrywide Financial Corp.	1,776,766	72,243
Fannie Mae	2,670,100	135,107
Freddie Mac	1,558,800	95,180
Hudson City Bancorp, Inc.	1,842,300	24,705
		327,235

TOTAL FINANCIALS		2,086,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 12.4%
Biotechnology – 1.2%
Biogen Idec, Inc. (a)	446,465	$ 20,024
Cephalon, Inc. (a)(d)	988,800	64,925
Charles River Laboratories International, Inc. (a)	1,655,600	78,227
MedImmune, Inc. (a)	741,600	23,338
ONYX Pharmaceuticals, Inc. (a)	374,100	8,735
		195,249
Health Care Equipment & Supplies – 4.2%
Baxter International, Inc.	7,515,882	283,350
Becton, Dickinson & Co.	1,339,460	84,440
Boston Scientific Corp. (a)	2,618,600	60,856
CONMED Corp. (a)	687,900	15,003
Dade Behring Holdings, Inc.	336,624	13,128
Fisher Scientific International, Inc. (a)	1,090,332	76,923
Hospira, Inc. (a)	417,000	16,075
Varian, Inc. (a)(e)	2,142,500	92,706
Waters Corp. (a)	871,700	39,505
		681,986
Health Care Providers & Services – 5.8%
AmerisourceBergen Corp.	1,736,080	74,912
Chemed Corp.	497,700	27,120
Community Health Systems, Inc. (a)	3,174,300	115,037
Emdeon Corp. (a)	3,191,850	36,419
HCA, Inc.	2,026,040	88,923
Health Net, Inc. (a)	1,633,900	66,500
Laboratory Corp. of America Holdings (a)	530,300	30,280
McKesson Corp.	2,759,400	134,079
Omnicare, Inc.	405,700	23,007
Quest Diagnostics, Inc.	2,678,320	149,263
Sunrise Senior Living, Inc. (a)	1,319,400	49,082
Triad Hospitals, Inc. (a)	1,086,750	44,774
Universal Health Services, Inc. Class B	2,243,080	113,926
		953,322
Pharmaceuticals – 1.2%
Forest Laboratories, Inc. (a)	273,700	11,052
Schering-Plough Corp.	6,610,250	127,710

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,362,200	$ 55,169
Wyeth	185,500	9,028
		202,959

TOTAL HEALTH CARE		2,033,516

INDUSTRIALS – 9.2%
Aerospace & Defense – 0.5%
EADS NV	369,200	14,570
Honeywell International, Inc.	1,064,100	45,224
Lockheed Martin Corp.	195,190	14,815
Precision Castparts Corp.	302,320	19,040
		93,649
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	588,800	16,274
Ryanair Holdings PLC sponsored ADR (a)	902,400	42,485
Southwest Airlines Co.	1,814,000	29,423
TAM SA (PN) sponsored ADR (ltd. vtg.)	1,050,600	26,423
		114,605
Building Products 1.1%
American Standard Companies, Inc.	782,600	34,067
Masco Corp.	4,472,500	142,673
		176,740
Commercial Services & Supplies – 1.9%
Allied Waste Industries, Inc. (a)	993,208	14,064
Aramark Corp. Class B	2,859,000	80,366
Cendant Corp.	1,174,600	20,473
Manpower, Inc.	702,000	45,735
Navigant Consulting, Inc. (a)	1,681,400	35,444
Pike Electric Corp.	885,300	16,936
Steelcase, Inc. Class A	2,022,200	37,856
The Brink’s Co.	1,212,100	61,575
		312,449
Construction & Engineering – 0.8%
Fluor Corp.	1,372,480	127,517
Industrial Conglomerates – 1.2%
Tyco International Ltd.	7,361,170	193,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 1.5%
Albany International Corp. Class A	850,689	$ 33,262
Briggs & Stratton Corp.	1,731,800	58,431
Deere & Co.	239,100	20,988
Harsco Corp.	76,200	6,351
Kennametal, Inc.	167,388	10,353
SPX Corp.	1,898,330	103,934
Wabash National Corp	874,630	15,831
		249,150
Road & Rail 1.4%
Canadian National Railway Co.	912,100	40,898
Con-way, Inc.	950,200	52,945
Laidlaw International, Inc.	4,085,100	101,106
Old Dominion Freight Lines, Inc. (a)	987,309	31,791
		226,740
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	51,300	1,707
Macquarie Infrastructure Co. Trust	516,395	15,079
		16,786

TOTAL INDUSTRIALS		1,511,603

INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 1.6%
Alcatel SA sponsored ADR (a)	3,104,400	44,765
Andrew Corp. (a)	1,885,800	19,952
Dycom Industries, Inc. (a)(e)	3,906,100	85,583
Lucent Technologies, Inc. (a)	4,552,100	12,700
Motorola, Inc.	1,452,900	31,019
Nokia Corp. sponsored ADR	2,700,700	61,198
Nortel Networks Corp. (a)	4,334,000	11,526
		266,743
Computers & Peripherals – 3.9%
Diebold, Inc.	951,300	40,478
Emulex Corp. (a)	2,613,700	47,439
Intermec, Inc. (a)	1,448,200	38,363
Maxtor Corp. (a)	8,016,300	77,598
NCR Corp. (a)	2,198,100	86,605
Seagate Technology	4,859,600	129,071

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Sun Microsystems, Inc. (a)	3,758,500	$ 18,793
Western Digital Corp. (a)	9,632,380	202,665
		641,012
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)	3,961,400	152,197
Arrow Electronics, Inc. (a)	2,011,700	72,824
Avnet, Inc. (a)	4,273,035	111,740
Celestica, Inc. (sub. vtg.) (a)	8,817,200	99,134
Flextronics International Ltd. (a)	13,004,800	147,735
Ingram Micro, Inc. Class A (a)	2,237,300	41,144
Mettler-Toledo International, Inc. (a)	689,175	44,659
Molex, Inc.	2,611,576	96,942
Solectron Corp. (a)	8,456,600	33,826
Symbol Technologies, Inc.	12,323,100	131,241
Tech Data Corp. (a)	682,900	25,076
Tektronix, Inc.	65,030	2,297
		958,815
IT Services – 1.8%
Accenture Ltd. Class A	334,800	9,733
Ceridian Corp. (a)	7,021,960	170,142
Hewitt Associates, Inc. Class A (a)	2,972,800	86,181
Satyam Computer Services Ltd. sponsored ADR	723,900	26,046
		292,102
Office Electronics – 1.3%
Xerox Corp. (a)	15,123,510	212,334
Semiconductors & Semiconductor Equipment – 2.7%
Actel Corp. (a)	270,900	4,353
AMIS Holdings, Inc. (a)	1,669,000	17,207
Amkor Technology, Inc. (a)	2,158,600	26,097
Applied Materials, Inc.	5,035,200	90,382
ASM International NV (NASDAQ) (a)	1,420,000	27,335
ASML Holding NV (NY Shares) (a)	4,446,900	94,052
DSP Group, Inc. (a)	484,431	13,099
Fairchild Semiconductor International, Inc. (a)	2,845,010	58,806
Microsemi Corp. (a)	15,200	415
MKS Instruments, Inc. (a)	1,440,000	34,373
National Semiconductor Corp.	2,909,700	87,233
		453,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software 1.6%
Cadence Design Systems, Inc. (a)	2,852,700	$ 54,002
Hyperion Solutions Corp. (a)	937,022	28,692
JDA Software Group, Inc. (a)	564,100	7,706
Sybase, Inc. (a)	861,300	18,751
Symantec Corp. (a)	3,882,655	63,598
Take-Two Interactive Software, Inc. (a)	2,092,500	35,677
THQ, Inc. (a)	2,032,550	52,094
		260,520

TOTAL INFORMATION TECHNOLOGY		3,084,878

MATERIALS 5.1%
Chemicals – 2.5%
Albemarle Corp.	567,810	27,153
Ashland, Inc.	1,075,520	70,791
Bayer AG (d)	180,200	8,323
Celanese Corp. Class A	1,700,200	37,319
Chemtura Corp.	7,249,132	88,439
Cytec Industries, Inc.	1,572,800	95,107
Ferro Corp.	1,321,000	25,469
Georgia Gulf Corp.	421,700	12,508
Israel Chemicals Ltd.	3,103,700	12,280
OM Group, Inc. (a)	444,200	12,722
OMNOVA Solutions, Inc. (a)	1,746,088	10,337
PolyOne Corp. (a)	1,107,221	9,832
Spartech Corp.	368,100	8,698
		418,978
Containers & Packaging – 1.2%
Owens Illinois, Inc. (a)(e)	7,848,700	143,474
Packaging Corp. of America	2,312,960	51,995
		195,469
Metals & Mining – 1.4%
Agnico-Eagle Mines Ltd. (d)	44,200	1,621
Alcan, Inc.	1,644,160	85,855
Alcoa, Inc.	2,410,240	81,418

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp.	681,300	$ 39,761
Oregon Steel Mills, Inc. (a)	426,243	21,112
		229,767

TOTAL MATERIALS		844,214

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.2%
Alaska Communication Systems Group, Inc. (e)	3,374,500	42,552
AT&T, Inc.	2,441,900	64,002
BellSouth Corp.	2,219,200	74,965
Citizens Communications Co.	3,278,300	43,536
Iowa Telecommunication Services, Inc. (e)	2,135,143	38,518
NTELOS Holding Corp. (e)	869,800	12,169
Philippine Long Distance Telephone Co. sponsored ADR	466,100	18,527
Verizon Communications, Inc.	2,050,000	67,712
		361,981
Wireless Telecommunication Services – 1.2%
ALLTEL Corp.	1,347,800	86,758
Dobson Communications Corp. Class A (a)	4,553,100	40,978
Sprint Nextel Corp.	3,041,500	75,429
		203,165

TOTAL TELECOMMUNICATION SERVICES		565,146

UTILITIES – 3.7%
Electric Utilities – 1.8%
Edison International	2,055,280	83,054
Entergy Corp.	848,060	59,313
Exelon Corp.	952,100	51,413
FPL Group, Inc.	1,261,600	49,959
PPL Corp.	2,016,000	58,545
		302,284
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (a)	2,502,500	42,467
Constellation Energy Group, Inc.	653,700	35,901
NRG Energy, Inc. (a)	1,263,800	60,144
TXU Corp.	1,175,800	58,355
		196,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Multi-Utilities – 0.7%
CMS Energy Corp. (a)	631,900	$ 8,417
PG&E Corp.	1,657,400	66,031
Public Service Enterprise Group, Inc.	634,900	39,808
		114,256

TOTAL UTILITIES		613,407

TOTAL COMMON STOCKS
(Cost $12,769,285)		15,668,031

Preferred Stocks 0.5%

Convertible Preferred Stocks 0.4%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.2%
General Motors Corp. Series A, 4.50%	893,800	21,094
Hotels, Restaurants & Leisure 0.0%
Six Flags, Inc. 7.25% PIERS	114,200	2,616

TOTAL CONSUMER DISCRETIONARY		23,710

MATERIALS 0.1%
Containers & Packaging – 0.1%
Owens Illinois, Inc. 4.75%	681,200	23,672
UTILITIES – 0.1%
Multi-Utilities – 0.1%
Dominion Resources, Inc. 8.75%	410,000	21,078

TOTAL CONVERTIBLE PREFERRED STOCKS		68,460
Nonconvertible Preferred Stocks 0.1%

FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Fannie Mae 7.00%	209,400	11,391
TOTAL PREFERRED STOCKS
(Cost $85,482)		79,851

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 0.0%
Leisure Equipment & Products – 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	$ 80
HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	14,390
INFORMATION TECHNOLOGY – 0.0%
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	10,040	10,266
TOTAL NONCONVERTIBLE BONDS
(Cost $24,032)		24,736
Money Market Funds 5.0%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	748,377,651	748,378
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	81,957,625	81,958
TOTAL MONEY MARKET FUNDS
(Cost $830,336)		830,336
TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $13,709,135)		16,602,954

NET OTHER ASSETS – (0.7)%		(119,564)
NET ASSETS 100%		$ 16,483,390

Security Type Abbreviation
PIERS	—	Preferred Income Equity
Redeemable Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The
rate quoted is the annualized seven day
yield of the fund at period end. A
complete unaudited listing of the fund’s
holdings as of its most recent quarter end
is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end. (e) Affiliated company

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 17,711
Fidelity Securities Lending Cash Central Fund	486
Total	$ 18,197

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Alaska Communication
Systems Group, Inc.	$ 7,897	$ 27,825	$ —	$ 1,147	$ 42,552
Albany International Corp.
Class A	61,599	—	28,432	177	—
Dycom Industries, Inc.	77,183	665	—	—	85,583
Iowa Telecommunication
Services, Inc.	35,230	—	—	1,729	38,518
NTELOS Holding Corp.	—	10,706	—	—	12,169
OMNOVA Solutions, Inc.	10,916	—	4,510	—	—
Owens Illinois, Inc.	81,316	64,087	—	—	143,474
Pier 1 Imports, Inc.	49,754	2,963	—	482	61,545
Spartech Corp.	33,522	—	32,948	301	—
Sports Authority, Inc.	44,332	—	—	—	59,174
THQ, Inc.	97,923	—	55,953	—	—
Varian, Inc.	74,827	4,558	—	—	92,706
Total	$ 574,499	$ 110,804	$ 121,843	$ 3,836	$ 535,721

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	90.0%
Cayman Islands	1.9%
Canada	1.7%
Others (individually less than 1%) .	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $79,775) See accompanying schedule:
Unaffiliated issuers (cost $12,391,577)	$ 15,236,897
Affiliated Central Funds (cost $830,336)	830,336
Other affiliated issuers (cost $487,222)	535,721
Total Investments (cost $13,709,135)		$ 16,602,954
Receivable for investments sold		35,259
Receivable for fund shares sold		28,249
Dividends receivable		9,279
Interest receivable		4,162
Prepaid expenses		38
Other affiliated receivables		94
Other receivables		435
Total assets		16,680,470

Liabilities
Payable for investments purchased	$ 89,466
Payable for fund shares redeemed	16,001
Accrued management fee	6,435
Other affiliated payables	2,886
Other payables and accrued expenses	334
Collateral on securities loaned, at value	81,958
Total liabilities		197,080

Net Assets		$ 16,483,390
Net Assets consist of:
Paid in capital		$ 12,652,424
Undistributed net investment income		36,407
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		900,738
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		2,893,821
Net Assets, for 201,784 shares outstanding		$ 16,483,390
Net Asset Value, offering price and redemption price per
share ($16,483,390 ÷ 201,784 shares)		$ 81.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends (including $3,836 received from other
affiliated issuers)		$ 83,353
Interest		1,052
Income from affiliated Central Funds		18,197
Total income		102,602

Expenses
Management fee
Basic fee	$ 42,737
Performance adjustment	(6,577)
Transfer agent fees	14,026
Accounting and security lending fees	728
Independent trustees’ compensation	29
Appreciation in deferred trustee compensation account	14
Custodian fees and expenses	136
Registration fees	345
Audit	69
Legal	53
Miscellaneous	60
Total expenses before reductions	51,620
Expense reductions	(1,044)	50,576

Net investment income (loss)		52,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	880,091
Other affiliated issuers	20,793
Foreign currency transactions	(80)
Total net realized gain (loss)		900,804
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,184,191
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation
(depreciation)		1,184,208
Net gain (loss)		2,085,012
Net increase (decrease) in net assets resulting from
operations		$ 2,137,038

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,026	$ 66,115
Net realized gain (loss)	900,804	985,829
Change in net unrealized appreciation (depreciation) .	1,184,208	467,396
Net increase (decrease) in net assets resulting
from operations	2,137,038	1,519,340
Distributions to shareholders from net investment income .	(74,656)	(21,476)
Distributions to shareholders from net realized gain	(892,814)	(497,964)
Total distributions	(967,470)	(519,440)
Share transactions
Proceeds from sales of shares	2,925,932	4,888,658
Reinvestment of distributions	938,673	502,873
Cost of shares redeemed	(1,590,939)	(2,253,711)
Net increase (decrease) in net assets resulting from
share transactions	2,273,666	3,137,820
Total increase (decrease) in net assets	3,443,234	4,137,720

Net Assets
Beginning of period	13,040,156	8,902,436
End of period (including undistributed net investment
income of $36,407 and undistributed net investment
income of $63,523, respectively)	$ 16,483,390	$ 13,040,156

Other Information
Shares
Sold	37,061	66,494
Issued in reinvestment of distributions	12,395	7,187
Redeemed	(20,137)	(30,784)
Net increase (decrease)	29,319	42,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 75.61	$ 68.71	$ 57.91	$ 44.71	$ 46.64	$ 42.79
Income from
Investment
Operations
Net investment
income (loss)D	.27	.43	.24	.33	.52F	.63
Net realized and
unrealized gain
(loss)	11.38	10.34	10.84	13.23	(1.94)F	4.17
Total from invest
ment operations	11.65	10.77	11.08	13.56	(1.42)	4.80
Distributions from net
investment income	(.43)	(.16)	(.23)	(.36)	(.51)	(.95)
Distributions from net
realized gain	(5.14)	(3.71)	(.05)	—	—	—
Total distributions .	(5.57)	(3.87)	(.28)	(.36)	(.51)	(.95)
Net asset value,
end of period	$ 81.69	$ 75.61	$ 68.71	$ 57.91	$ 44.71	$ 46.64

Total ReturnB,C	15.99%	16.13%	19.21%	30.52%	(3.18)%	11.37%
Ratios to Average Net AssetsE
Expenses before
reductions	.69%A	.73%	.95%	1.00%	.97%	.81%
Expenses net of fee
waivers, if any	.69%A	.73%	.95%	1.00%	.97%	.81%
Expenses net of all
reductions	.67%A	.72%	.93%	.98%	.95%	.77%
Net investment
income (loss)	.69%A	.58%	.37%	.66%	1.02%F	1.29%
Supplemental Data
Net assets,
end of period
(in millions)	$16,483	$13,040	$ 8,902	$ 6,328	$ 4,984	$ 4,567
Portfolio turnover
rate	38%A	29%	40%	40%	42%	49%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

24

1. Significant Accounting Policies continued
Security Valuation continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of invest ments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,352,517
Unrealized depreciation	(458,554)
Net unrealized appreciation (depreciation)	$ 2,893,963
Cost for federal income tax purposes	$ 13,708,991

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

26

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $3,962,849 and $2,679,675, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41 for the period.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $486.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $818 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $17 and $209, respectively.

Semiannual Report

28

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

30

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

VAL-USAN-0606 1.784919.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:
June 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:
June 13, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:
June 13, 2006